UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor Technology ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Technology ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$20,270,932
(Cost $18,035,626)
Consumer discretionary 0.5%		93,774
Household durables 0.5%
Garmin, Ltd.	1,726	93,774
Health care 1.7%		352,791
Health care providers and services 0.1%
Premier, Inc., Class A (I)	434	14,192
Health care technology 1.6%
athenahealth, Inc. (I)	307	39,232
Cerner Corp. (I)	3,619	225,789
IMS Health Holdings, Inc. (I)	1,760	52,835
Veeva Systems, Inc., Class A (I)	546	20,743
Industrials 0.2%		48,854
Commercial services and supplies 0.2%
Pitney Bowes, Inc.	2,530	48,854
Information technology 97.5%		19,775,513
Communications equipment 9.7%
Arista Networks, Inc. (I)	354	25,230
ARRIS International PLC (I)	3,344	91,091
Brocade Communications Systems, Inc.	6,310	58,683
Ciena Corp. (I)	1,781	34,177
Cisco Systems, Inc.	31,864	972,808
CommScope Holding Company, Inc. (I)	2,202	65,950
EchoStar Corp., Class A (I)	622	24,227
F5 Networks, Inc. (I)	982	121,198
Harris Corp.	1,807	156,522
Juniper Networks, Inc.	6,502	147,530
Motorola Solutions, Inc.	1,666	115,587
Palo Alto Networks, Inc. (I)	647	84,686
ViaSat, Inc. (I)	845	62,386
Electronic equipment, instruments and components 3.0%
CDW Corp.	2,426	104,148
Corning, Inc.	15,527	345,010
Dolby Laboratories, Inc., Class A	778	39,141
Fitbit, Inc., Class A (I)	1,926	26,309
SYNNEX Corp.	578	58,106
VeriFone Systems, Inc. (I)	1,645	31,518
Internet software and services 13.8%
Akamai Technologies, Inc. (I)	2,393	120,918
Alphabet, Inc., Class A (I)	1,323	1,046,943
Alphabet, Inc., Class C (I)	139	106,862
eBay, Inc. (I)	8,704	271,217
Facebook, Inc., Class A (I)	5,614	695,799
GoDaddy, Inc., Class A (I)	48	1,436
InterActiveCorp	1,268	73,493
j2 Global, Inc.	685	45,785
MercadoLibre, Inc.	384	58,783
Rackspace Hosting, Inc. (I)	2,032	47,610
Twitter, Inc. (I)	1,767	29,403

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Technology ETF

	Shares	Value
Information technology (continued)
Internet software and services (continued)
VeriSign, Inc. (I)	1,188	$102,893
Yahoo!, Inc. (I)	5,339	203,896
IT services 8.2%
Amdocs, Ltd.	2,260	131,894
Cognizant Technology Solutions Corp., Class A (I)	4,581	263,362
Computer Sciences Corp.	3,109	148,703
CSRA, Inc.	2,131	57,367
DST Systems, Inc.	607	74,861
EPAM Systems, Inc. (I)	425	29,852
Gartner, Inc. (I)	1,052	105,463
IBM Corp.	3,976	638,625
Leidos Holdings, Inc.	1,252	62,613
Sabre Corp.	2,611	76,111
Square, Inc., Class A (I)	269	2,709
Syntel, Inc. (I)	508	23,017
Teradata Corp. (I)	1,829	51,907
Semiconductors and semiconductor equipment 26.7%
Analog Devices, Inc.	4,453	284,235
Applied Materials, Inc.	20,734	545,097
Broadcom, Ltd.	1,644	266,295
Cavium, Inc. (I)	379	17,688
Cree, Inc. (I)	1,539	44,015
Cypress Semiconductor Corp.	4,035	46,967
Integrated Device Technology, Inc. (I)	372	8,180
Intel Corp.	31,817	1,109,141
KLA-Tencor Corp.	2,359	178,600
Lam Research Corp.	2,659	238,698
Linear Technology Corp.	3,183	190,948
Marvell Technology Group, Ltd.	6,286	73,861
Maxim Integrated Products, Inc.	3,867	157,696
Microchip Technology, Inc.	3,260	181,386
Micron Technology, Inc. (I)	10,047	138,046
Microsemi Corp. (I)	1,725	67,275
NVIDIA Corp.	6,588	376,175
ON Semiconductor Corp. (I)	7,492	75,145
Qorvo, Inc. (I)	1,886	119,252
QUALCOMM, Inc.	7,754	485,245
Skyworks Solutions, Inc.	2,527	166,833
Synaptics, Inc. (I)	584	30,339
Teradyne, Inc.	3,355	66,261
Texas Instruments, Inc.	5,178	361,166
Xilinx, Inc.	3,584	183,071
Software 24.8%
Activision Blizzard, Inc.	4,521	181,563
Adobe Systems, Inc. (I)	1,669	163,328
ANSYS, Inc. (I)	1,086	97,045
Aspen Technology, Inc. (I)	969	40,591
Autodesk, Inc. (I)	1,993	118,484
CA, Inc.	5,948	206,098
Cadence Design Systems, Inc. (I)	3,875	93,194
CDK Global, Inc.	2,149	124,191

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Technology ETF

			Shares	Value
Information technology (continued)
Software (continued)
	Citrix Systems, Inc. (I)		1,948	$173,625
	Electronic Arts, Inc. (I)		3,638	277,652
	Fair Isaac Corp.		427	54,075
	FireEye, Inc. (I)		1,075	18,727
	Fortinet, Inc. (I)		1,270	44,056
	Guidewire Software, Inc. (I)		649	39,894
	Intuit, Inc.		1,693	187,906
	Manhattan Associates, Inc. (I)		958	55,612
	Microsoft Corp.		20,972	1,188,693
	NetSuite, Inc. (I)		264	28,736
	Nuance Communications, Inc. (I)		3,706	59,555
	Oracle Corp.		17,463	716,682
	PTC, Inc. (I)		1,692	67,223
	Red Hat, Inc. (I)		1,903	143,277
	salesforce.com, Inc. (I)		1,714	140,205
	ServiceNow, Inc. (I)		1,013	75,894
	Splunk, Inc. (I)		856	53,534
	SS&C Technologies Holdings, Inc.		2,336	75,266
	Symantec Corp.		10,666	217,906
	Synopsys, Inc. (I)		2,182	118,177
	Tableau Software, Inc., Class A (I)		325	18,366
	Take-Two Interactive Software, Inc. (I)		856	34,394
	The Ultimate Software Group, Inc. (I)		286	59,803
	Tyler Technologies, Inc. (I)		319	52,003
	VMware, Inc., Class A (I)		493	35,979
	Workday, Inc., Class A (I)		742	61,838
Technology hardware, storage and peripherals 11.3%
	Apple, Inc.		9,570	997,290
	EMC Corp.		11,497	325,135
	Hewlett Packard Enterprise Company		11,882	249,760
	HP, Inc.		11,751	164,632
	NCR Corp. (I)		2,538	83,678
	NetApp, Inc.		4,449	117,231
	Seagate Technology PLC		4,555	145,897
	Western Digital Corp.		4,649	220,874
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $35,631)
Money market funds 0.2%				$35,631
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	35,631	35,631
Total investments (Cost $18,071,257)† 100.1%				$20,306,563
Other assets and liabilities, net (0.1%)				($26,928)
Total net assets 100.0%				$20,279,635

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $18,075,434. Net unrealized appreciation aggregated to $2,231,129, of which $2,711,475 related to appreciated investment securities and $480,346 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	800Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Technology ETF.		9/16

John Hancock

Multifactor Financials ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Financials ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$17,770,816
(Cost $17,854,143)
Consumer discretionary 0.5%		95,449
Internet and catalog retail 0.3%
Liberty Ventures, Series A (I)	1,285	48,457
Media 0.2%
Liberty Broadband Corp., Series A (I)	222	13,944
Liberty Broadband Corp., Series C (I)	522	33,048
Financials 92.4%		16,412,187
Banks 31.2%
Bank of America Corp.	39,327	569,848
Bank of the Ozarks, Inc.	898	32,319
BankUnited, Inc.	905	27,168
BB&T Corp.	4,600	169,602
BOK Financial Corp.	321	20,939
CIT Group, Inc.	2,582	89,234
Citigroup, Inc.	11,077	485,283
Citizens Financial Group, Inc.	6,572	146,753
Comerica, Inc.	2,170	98,171
Commerce Bancshares, Inc.	1,281	60,578
Cullen/Frost Bankers, Inc.	690	46,844
East West Bancorp, Inc.	1,681	57,524
Fifth Third Bancorp	12,880	244,462
First Horizon National Corp.	2,300	33,488
First Niagara Financial Group, Inc.	3,912	39,824
First Republic Bank	1,501	107,577
Huntington Bancshares, Inc.	11,143	105,859
Investors Bancorp, Inc.	2,968	33,716
JPMorgan Chase & Co.	11,335	725,100
KeyCorp	10,266	120,112
M&T Bank Corp.	1,413	161,873
PacWest Bancorp	867	35,850
People's United Financial, Inc.	3,951	59,897
Prosperity Bancshares, Inc.	909	46,441
Regions Financial Corp.	18,260	167,444
Signature Bank (I)	514	61,803
SunTrust Banks, Inc.	6,968	294,677
SVB Financial Group (I)	587	58,947
Synovus Financial Corp.	1,221	37,167
The PNC Financial Services Group, Inc.	3,233	267,207
U.S. Bancorp	6,906	291,226
Umpqua Holdings Corp.	2,233	34,009
Webster Financial Corp.	1,117	40,167
Wells Fargo & Company	13,601	652,440
Western Alliance Bancorp (I)	1,367	46,519
Zions Bancorporation	2,430	67,748
Capital markets 13.7%
Affiliated Managers Group, Inc. (I)	576	84,545
Ameriprise Financial, Inc.	2,112	202,414
BlackRock, Inc.	374	136,978
E*TRADE Financial Corp. (I)	3,000	75,240

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Financials ETF

	Shares	Value
Financials (continued)
Capital markets (continued)
Eaton Vance Corp.	1,591	$60,156
Federated Investors, Inc., Class B	1,386	43,756
Franklin Resources, Inc.	2,471	89,425
Invesco, Ltd.	3,884	113,335
Legg Mason, Inc.	1,181	40,319
Morgan Stanley	5,007	143,851
Northern Trust Corp.	2,536	171,408
Raymond James Financial, Inc.	1,517	83,283
SEI Investments Company	1,832	82,440
State Street Corp.	2,130	140,111
T. Rowe Price Group, Inc.	2,767	195,599
TD Ameritrade Holding Corp.	2,945	89,410
The Bank of New York Mellon Corp.	6,476	255,154
The Charles Schwab Corp.	5,778	164,211
The Goldman Sachs Group, Inc.	1,599	253,937
Virtu Financial, Inc., Class A	343	5,900
Consumer finance 7.6%
Ally Financial, Inc.	8,976	161,927
American Express Company	3,276	211,171
Capital One Financial Corp.	4,744	318,228
Credit Acceptance Corp. (I)	84	15,176
Discover Financial Services	6,180	351,271
LendingClub Corp. (I)	1,320	6,098
Navient Corp.	4,099	58,206
OneMain Holdings, Inc. (I)	536	15,458
Santander Consumer USA Holdings, Inc. (I)	1,358	14,924
Synchrony Financial (I)	7,190	200,457
Diversified financial services 10.8%
Berkshire Hathaway, Inc., Class B (I)	4,786	690,476
CBOE Holdings, Inc.	908	62,470
CME Group, Inc.	1,590	162,562
FactSet Research Systems, Inc.	605	104,036
Intercontinental Exchange, Inc.	501	132,364
Leucadia National Corp.	2,685	49,028
MarketAxess Holdings, Inc.	444	71,777
Moody's Corp.	1,652	175,129
Morningstar, Inc.	277	23,429
MSCI, Inc.	1,215	104,539
Nasdaq, Inc.	1,254	88,733
S&P Global, Inc.	1,631	199,308
Voya Financial, Inc.	2,327	59,641
Insurance 27.3%
Aflac, Inc.	2,388	172,605
Alleghany Corp. (I)	182	98,917
Allied World Assurance Company Holdings AG	1,331	54,558
American Financial Group, Inc.	944	69,006
American International Group, Inc.	4,262	232,023
AmTrust Financial Services, Inc.	1,246	29,742
Aon PLC	1,542	165,102
Arch Capital Group, Ltd. (I)	1,101	79,966
Arthur J. Gallagher & Company	1,853	91,149

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Financials ETF

	Shares	Value
Financials (continued)
Insurance (continued)
Assurant, Inc.	849	$70,475
Assured Guaranty, Ltd.	2,790	74,744
Axis Capital Holdings, Ltd.	1,205	66,974
Brown & Brown, Inc.	1,572	57,630
Chubb, Ltd.	1,225	153,447
Cincinnati Financial Corp.	1,587	118,549
CNA Financial Corp.	403	12,827
CNO Financial Group, Inc.	2,510	43,599
Endurance Specialty Holdings, Ltd.	637	43,080
Erie Indemnity Company, Class A, Class A	333	32,531
Everest Re Group, Ltd.	529	99,986
First American Financial Corp.	1,347	56,318
FNF Group	2,483	93,535
Lincoln National Corp.	3,093	135,071
Loews Corp.	3,404	140,687
Markel Corp. (I)	114	108,158
Marsh & McLennan Companies, Inc.	2,936	193,042
Mercury General Corp.	284	15,725
MetLife, Inc.	3,580	153,009
Old Republic International Corp.	2,877	55,756
Principal Financial Group, Inc.	3,935	183,489
Prudential Financial, Inc.	3,243	244,165
Reinsurance Group of America, Inc.	825	81,881
RenaissanceRe Holdings, Ltd.	503	59,113
The Allstate Corp.	2,832	193,511
The Hanover Insurance Group, Inc.	547	45,040
The Hartford Financial Services Group, Inc.	4,273	170,279
The Progressive Corp.	6,101	198,344
The Travelers Companies, Inc.	2,439	283,461
Torchmark Corp.	1,309	80,988
Unum Group	2,995	100,063
Validus Holdings, Ltd.	1,202	59,415
W.R. Berkley Corp.	1,437	83,619
White Mountains Insurance Group, Ltd.	51	41,887
Willis Towers Watson PLC	1,591	196,679
XL Group, Ltd.	3,215	111,271
Real estate management and development 1.3%
CBRE Group, Inc., Class A (I)	3,401	96,758
Jones Lang LaSalle, Inc.	518	56,705
Realogy Holdings Corp. (I)	1,610	49,894
The Howard Hughes Corp. (I)	252	30,104
Thrifts and mortgage finance 0.5%
New York Community Bancorp, Inc.	4,949	71,513
TFS Financial Corp.	555	10,101
Industrials 1.1%		191,272
Professional services 1.1%
Equifax, Inc.	1,444	191,272

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Financials ETF

			Shares	Value
Information technology 6.0%				$1,071,908
Internet software and services 0.1%
	CommerceHub, Inc., Series A (I)		129	1,812
	CommerceHub, Inc., Series C (I)		257	3,598
	Zillow Group, Inc., Class A (I)		294	11,587
IT services 5.9%
	Black Knight Financial Services, Inc., Class A (I)		363	14,103
	MasterCard, Inc., Class A		3,757	357,817
	The Western Union Company		6,473	129,460
	Visa, Inc., Class A		7,092	553,531
	Yield (%)		Shares	Value
Short-term investments 0.1%				$19,907
(Cost $19,907)
Money market funds 0.1%				19,907
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	19,907	19,907
Total investments (Cost $17,874,050)† 100.1%				$17,790,723
Other assets and liabilities, net (0.1%)				($22,041)
Total net assets 100.0%				$17,768,682

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $17,875,889. Net unrealized depreciation aggregated to $85,166, of which $759,500 related to appreciated investment securities and $844,666 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	810Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Financials ETF.		9/16

John Hancock

Multifactor Healthcare ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Healthcare ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$23,619,081
(Cost $21,484,140)
Health care 100.0%		23,619,081
Biotechnology 18.3%
AbbVie, Inc.	8,269	547,656
Alexion Pharmaceuticals, Inc. (I)	1,339	172,195
Alkermes PLC (I)	1,578	78,742
Alnylam Pharmaceuticals, Inc. (I)	648	44,116
Amgen, Inc.	4,885	840,367
Biogen, Inc. (I)	1,303	377,779
BioMarin Pharmaceutical, Inc. (I)	1,431	142,270
Celgene Corp. (I)	4,061	455,604
Dyax Corp. (I)	702	1,888
Gilead Sciences, Inc.	8,111	644,581
Incyte Corp. (I)	2,274	205,138
Intercept Pharmaceuticals, Inc. (I)	130	22,494
Intrexon Corp. (I)	355	8,992
Ionis Pharmaceuticals, Inc. (I)	1,057	30,854
Juno Therapeutics, Inc. (I)	486	15,032
Medivation, Inc. (I)	2,418	154,728
Neurocrine Biosciences, Inc. (I)	760	38,175
OPKO Health, Inc. (I)	2,931	29,163
Regeneron Pharmaceuticals, Inc. (I)	622	264,425
Seattle Genetics, Inc. (I)	1,055	50,703
United Therapeutics Corp. (I)	707	85,554
Vertex Pharmaceuticals, Inc. (I)	1,195	115,915
Health care equipment and supplies 24.1%
Abbott Laboratories	8,565	383,284
ABIOMED, Inc. (I)	420	49,547
Align Technology, Inc. (I)	935	83,355
Baxter International, Inc.	12,693	609,518
Becton, Dickinson and Company	1,674	294,624
Boston Scientific Corp. (I)	9,369	227,479
C.R. Bard, Inc.	1,255	280,781
DENTSPLY SIRONA, Inc.	2,716	173,933
DexCom, Inc. (I)	707	65,207
Edwards Lifesciences Corp. (I)	2,832	324,321
Hill-Rom Holdings, Inc.	994	53,109
Hologic, Inc. (I)	5,738	220,856
IDEXX Laboratories, Inc. (I)	1,365	128,023
Intuitive Surgical, Inc. (I)	489	340,227
Medtronic PLC	7,353	644,343
ResMed, Inc.	2,351	161,937
St. Jude Medical, Inc.	5,101	423,587
STERIS PLC	901	63,926
Stryker Corp.	2,237	260,118
Teleflex, Inc.	686	123,693
The Cooper Companies, Inc.	685	124,992
Varian Medical Systems, Inc. (I)	2,062	195,354
West Pharmaceutical Services, Inc.	1,075	86,301
Zimmer Biomet Holdings, Inc.	2,880	377,683

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Healthcare ETF

	Shares	Value
Health care (continued)
Health care providers and services 26.1%
Acadia Healthcare Company, Inc. (I)	1,167	$65,936
Aetna, Inc.	3,884	447,476
AmerisourceBergen Corp.	2,649	225,668
Amsurg Corp. (I)	1,548	116,115
Anthem, Inc.	2,608	342,535
Brookdale Senior Living, Inc. (I)	2,521	46,563
Cardinal Health, Inc.	3,307	276,465
Centene Corp. (I)	3,212	226,607
Cigna Corp.	2,865	369,470
DaVita HealthCare Partners, Inc. (I)	3,459	268,211
Envision Healthcare Holdings, Inc. (I)	2,801	68,877
Express Scripts Holding Company (I)	5,096	387,653
HCA Holdings, Inc. (I)	2,209	170,380
HealthSouth Corp.	1,631	70,215
Henry Schein, Inc. (I)	1,301	235,455
Humana, Inc.	1,345	232,080
Laboratory Corp. of America Holdings (I)	1,839	256,651
LifePoint Health, Inc. (I)	700	41,426
McKesson Corp.	1,418	275,886
MEDNAX, Inc. (I)	1,782	122,798
Molina Healthcare, Inc. (I)	844	47,948
Patterson Companies, Inc.	1,817	89,687
Quest Diagnostics, Inc.	4,067	351,226
Team Health Holdings, Inc. (I)	1,238	50,560
UnitedHealth Group, Inc.	6,329	906,313
Universal Health Services, Inc., Class B	2,176	281,857
VCA, Inc. (I)	1,535	109,507
WellCare Health Plans, Inc. (I)	743	79,352
Life sciences tools and services 4.9%
Bio-Rad Laboratories, Inc., Class A (I)	357	51,797
Bio-Techne Corp.	536	60,257
Bruker Corp.	1,675	41,741
Charles River Laboratories International, Inc. (I)	886	77,906
Illumina, Inc. (I)	1,010	168,014
PAREXEL International Corp. (I)	973	65,045
Quintiles Transnational Holdings, Inc. (I)	940	72,982
Thermo Fisher Scientific, Inc.	2,256	358,343
VWR Corp. (I)	1,207	37,803
Waters Corp. (I)	1,312	208,516
Pharmaceuticals 26.6%
Akorn, Inc. (I)	973	33,306
Allergan PLC (I)	2,067	522,848
Bristol-Myers Squibb Company	5,154	385,571
Catalent, Inc. (I)	1,811	46,253
Eli Lilly & Company	4,806	398,365
Endo International PLC (I)	2,489	43,209
Horizon Pharma PLC (I)	1,299	25,058
Jazz Pharmaceuticals PLC (I)	956	144,327
Johnson & Johnson	11,736	1,469,699
Mallinckrodt PLC (I)	1,772	119,326
Merck & Company, Inc.	18,054	1,059,048

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Healthcare ETF

			Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Mylan NV (I)			3,107	$145,377
Perrigo Company PLC			1,201	109,759
Pfizer, Inc.			38,400	1,416,576
Zoetis, Inc.			7,380	372,469
	Yield (%)		Shares	Value
Short-term investments 0.1%				$28,270
(Cost $28,270)
Money market funds 0.1%				28,270
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	28,270	28,270
Total investments (Cost $21,512,410)† 100.1%				$23,647,351
Other assets and liabilities, net (0.1%)				($20,859)
Total net assets 100.0%				$23,626,492

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $21,513,010. Net unrealized appreciation aggregated to $2,134,341, of which $2,669,594 related to appreciated investment securities and $535,253 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Biotechnology	$4,326,371	$4,324,483	—	$1,888
Health care equipment and supplies	5,696,198	5,696,198	—	—
Health care providers and services	6,162,917	6,162,917	—	—
Life sciences tools and services	1,142,404	1,142,404	—	—
Pharmaceuticals	6,291,191	6,291,191	—	—
Short-term investments	28,270	28,270	—	—
Total investments in securities	$23,647,351	$23,645,463	—	$1,888

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	820Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Healthcare ETF.		9/16

John Hancock

Multifactor Consumer Discretionary ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Consumer Discretionary ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$17,037,964
(Cost $16,425,822)
Consumer discretionary 99.9%		17,037,964
Auto components 5.1%
Autoliv, Inc.	942	99,664
BorgWarner, Inc.	2,314	76,779
Delphi Automotive PLC	3,518	238,591
Gentex Corp.	2,833	50,059
Johnson Controls, Inc.	3,348	153,740
Lear Corp.	998	113,223
The Goodyear Tire & Rubber Company	3,779	108,344
Visteon Corp.	528	37,008
Automobiles 3.7%
Ford Motor Company	18,101	229,159
General Motors Company	5,630	177,570
Harley-Davidson, Inc.	2,561	135,528
Tesla Motors, Inc. (I)	290	68,089
Thor Industries, Inc.	349	26,712
Distributors 1.7%
Genuine Parts Company	1,649	168,594
LKQ Corp. (I)	2,580	88,726
Pool Corp.	333	34,059
Diversified consumer services 1.5%
Bright Horizons Family Solutions, Inc. (I)	330	22,133
Graham Holdings Company, Class B	69	34,724
H&R Block, Inc.	2,378	56,573
Service Corp. International	2,747	76,147
ServiceMaster Global Holdings, Inc. (I)	1,748	66,127
Hotels, restaurants and leisure 15.6%
Aramark	2,432	87,187
Brinker International, Inc.	689	32,479
Buffalo Wild Wings, Inc. (I)	184	30,905
Carnival Corp.	2,482	115,959
Chipotle Mexican Grill, Inc. (I)	286	121,261
Choice Hotels International, Inc.	138	6,664
Cracker Barrel Old Country Store, Inc.	267	42,028
Darden Restaurants, Inc.	1,277	78,612
Domino's Pizza, Inc.	430	63,339
Dunkin' Brands Group, Inc.	1,139	51,608
Extended Stay America, Inc.	707	10,011
Hilton Worldwide Holdings, Inc.	2,311	53,592
International Game Technology PLC	1,164	24,328
Interval Leisure Group, Inc.	782	14,060
Las Vegas Sands Corp.	1,900	96,235
Marriott International, Inc., Class A	1,532	109,844
McDonald's Corp.	3,867	454,953
MGM Resorts International (I)	4,568	109,541
Norwegian Cruise Line Holdings, Ltd. (I)	1,340	57,084
Panera Bread Company, Class A (I)	311	68,209
Royal Caribbean Cruises, Ltd.	1,734	125,611
Six Flags Entertainment Corp.	866	48,834
Starbucks Corp.	5,080	294,894

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Discretionary ETF

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	1,830	$142,850
Texas Roadhouse, Inc.	408	19,266
Vail Resorts, Inc.	383	54,796
Wyndham Worldwide Corp.	1,486	105,536
Wynn Resorts, Ltd.	513	50,248
Yum! Brands, Inc.	2,192	196,009
Household durables 6.6%
D.R. Horton, Inc.	3,558	116,987
Harman International Industries, Inc.	638	52,724
Leggett & Platt, Inc.	1,504	79,065
Lennar Corp., Class A	1,789	83,725
Lennar Corp., Class B	100	3,754
Mohawk Industries, Inc. (I)	621	129,752
Newell Brands, Inc.	4,595	241,049
NVR, Inc. (I)	47	80,135
PulteGroup, Inc.	3,253	68,899
Tempur Sealy International, Inc. (I)	635	48,025
Toll Brothers, Inc. (I)	1,580	44,256
Whirlpool Corp.	926	178,125
Internet and catalog retail 9.2%
Amazon.com, Inc. (I)	1,186	899,949
Expedia, Inc.	1,088	126,915
HSN, Inc.	370	18,929
Liberty Interactive Corp., Series A (I)	4,708	126,221
Netflix, Inc. (I)	1,114	101,653
The Priceline Group, Inc. (I)	162	218,831
TripAdvisor, Inc. (I)	1,028	71,929
Wayfair, Inc., Class A (I)	95	4,133
Leisure products 2.0%
Brunswick Corp.	847	42,028
Hasbro, Inc.	1,340	108,848
Mattel, Inc.	3,257	108,719
Polaris Industries, Inc.	640	63,200
Vista Outdoor, Inc. (I)	419	20,971
Media 21.0%
AMC Networks, Inc., Class A (I)	495	27,403
CBS Corp., Class B	2,536	132,430
Charter Communications, Inc., Class A (I)	1,196	280,905
Cinemark Holdings, Inc.	1,280	48,128
Comcast Corp., Class A	11,835	795,904
Discovery Communications, Inc., Series A (I)	2,380	59,714
Discovery Communications, Inc., Series C (I)	1,668	40,933
DISH Network Corp., Class A (I)	1,661	88,731
Liberty Braves Group, Class A (I)	213	3,512
Liberty Global PLC LiLAC, Series A (I)	248	8,519
Liberty Global PLC LiLAC, Series C (I)	391	13,685
Liberty Global PLC, Series A (I)	1,933	61,295
Liberty Global PLC, Series C (I)	3,081	95,357
Liberty Media Group, Series A (I)	768	17,434
Liberty SiriusXM Group, Class A (I)	3,071	109,788

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Consumer Discretionary ETF

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Lions Gate Entertainment Corp.	700	$13,993
Live Nation Entertainment, Inc. (I)	1,242	34,056
News Corp., Class A	3,343	43,359
News Corp., Class B	954	12,822
Omnicom Group, Inc.	3,289	270,652
Regal Entertainment Group, Class A	432	10,161
Scripps Networks Interactive, Inc., Class A	1,142	75,441
Sinclair Broadcast Group, Inc., Class A	697	19,391
Sirius XM Holdings, Inc. (I)	20,048	88,011
TEGNA, Inc.	3,185	69,752
The Interpublic Group of Companies, Inc.	4,713	108,682
The Madison Square Garden Company, Class A (I)	233	42,590
The Walt Disney Company	5,444	522,352
Time Warner, Inc.	2,839	217,609
Twenty-First Century Fox, Inc., Class A	4,608	122,757
Twenty-First Century Fox, Inc., Class B	1,425	38,518
Viacom, Inc., Class A	35	1,737
Viacom, Inc., Class B	2,161	98,261
Multiline retail 7.1%
Dillard's, Inc., Class A	375	25,380
Dollar General Corp.	3,279	310,652
Dollar Tree, Inc. (I)	2,224	214,149
J.C. Penney Company, Inc. (I)	2,826	27,299
Kohl's Corp.	3,041	126,475
Macy's, Inc.	5,022	179,938
Nordstrom, Inc.	1,912	84,568
Target Corp.	3,183	239,775
Specialty retail 20.2%
Advance Auto Parts, Inc.	891	151,345
American Eagle Outfitters, Inc.	1,833	32,847
AutoNation, Inc. (I)	997	53,190
AutoZone, Inc. (I)	165	134,305
Bed Bath & Beyond, Inc.	2,348	105,543
Best Buy Company, Inc.	3,948	132,653
Burlington Stores, Inc. (I)	724	55,393
Cabela's, Inc. (I)	504	26,022
CarMax, Inc. (I)	1,949	113,549
Dick's Sporting Goods, Inc.	1,169	59,958
Foot Locker, Inc.	1,694	100,996
GameStop Corp., Class A	1,493	46,208
L Brands, Inc.	1,180	87,202
Lowe's Companies, Inc.	4,045	332,823
O'Reilly Automotive, Inc. (I)	659	191,525
Office Depot, Inc. (I)	3,928	13,591
Penske Automotive Group, Inc.	418	16,561
Ross Stores, Inc.	3,327	205,708
Sally Beauty Holdings, Inc. (I)	1,388	40,710
Signet Jewelers, Ltd.	649	57,054
Staples, Inc.	6,263	58,183
The Gap, Inc.	3,284	84,694
The Home Depot, Inc.	4,501	622,218

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Discretionary ETF

			Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
	The Michaels Companies, Inc. (I)		538	$14,182
	The TJX Companies, Inc.		2,827	231,022
	Tiffany & Company		1,007	64,972
	Tractor Supply Company		1,452	133,076
	Ulta Salon Cosmetics & Fragrance, Inc. (I)		666	173,966
	Urban Outfitters, Inc. (I)		1,279	38,242
	Williams-Sonoma, Inc.		1,060	57,325
Textiles, apparel and luxury goods 6.2%
	Carter's, Inc.		624	63,180
	Coach, Inc.		2,026	87,341
	Columbia Sportswear Company		211	12,080
	Hanesbrands, Inc.		4,303	114,718
	lululemon athletica, Inc. (I)		953	74,000
	Michael Kors Holdings, Ltd. (I)		2,114	109,336
	NIKE, Inc., Class B		3,995	221,723
	PVH Corp.		819	82,768
	Ralph Lauren Corp.		733	71,900
	Skechers U.S.A., Inc., Class A (I)		897	21,546
	Under Armour, Inc., Class A (I)		1,228	48,457
	Under Armour, Inc., Class C (I)		1,237	44,161
	VF Corp.		1,654	103,259
	Yield (%)		Shares	Value
Short-term investments 0.2%				$26,986
(Cost $26,986)
Money market funds 0.2%				26,986
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	26,986	26,986
Total investments (Cost $16,452,808)† 100.1%				$17,064,950
Other assets and liabilities, net (0.1%)				($19,320)
Total net assets 100.0%				$17,045,630

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $16,454,209. Net unrealized appreciation aggregated to $610,741, of which $1,517,617 related to appreciated investment securities and $906,876 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	830Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Consumer Discretionary ETF.		9/16

John Hancock

Multifactor Mid Cap ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Mid Cap ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$125,673,018
(Cost $123,284,051)
Consumer discretionary 15.1%		19,006,648
Auto components 1.2%
Autoliv, Inc.	2,461	260,374
BorgWarner, Inc.	5,019	166,530
Delphi Automotive PLC	3,363	228,079
Gentex Corp.	9,629	170,144
Lear Corp.	3,174	360,090
The Goodyear Tire & Rubber Company	11,579	331,970
Automobiles 0.2%
Harley-Davidson, Inc.	5,467	289,314
Distributors 0.5%
Genuine Parts Company	3,910	399,758
LKQ Corp. (I)	6,083	209,194
Pool Corp.	818	83,665
Diversified consumer services 0.5%
Bright Horizons Family Solutions, Inc. (I)	996	66,802
H&R Block, Inc.	5,449	129,632
Service Corp. International	8,384	232,404
ServiceMaster Global Holdings, Inc. (I)	4,743	179,428
Hotels, restaurants and leisure 2.2%
Aramark	5,554	199,111
Buffalo Wild Wings, Inc. (I)	90	15,116
Chipotle Mexican Grill, Inc. (I)	540	228,955
Cracker Barrel Old Country Store, Inc.	455	71,622
Darden Restaurants, Inc.	2,549	156,916
Domino's Pizza, Inc.	1,282	188,839
Dunkin' Brands Group, Inc.	2,991	135,522
Extended Stay America, Inc.	1,715	24,284
Hyatt Hotels Corp., Class A (I)	716	36,115
Interval Leisure Group, Inc.	1,460	26,251
Marriott International, Inc., Class A	1,181	84,678
MGM Resorts International (I)	9,563	229,321
Norwegian Cruise Line Holdings, Ltd. (I)	2,638	112,379
Panera Bread Company, Class A (I)	917	201,116
Royal Caribbean Cruises, Ltd.	3,196	231,518
Six Flags Entertainment Corp.	2,094	118,081
Starwood Hotels & Resorts Worldwide, Inc.	3,383	264,077
Vail Resorts, Inc.	1,001	143,213
Wyndham Worldwide Corp.	3,547	251,908
Wynn Resorts, Ltd.	266	26,055
Household durables 2.5%
CalAtlantic Group, Inc.	369	13,361
D.R. Horton, Inc.	8,467	278,395
Garmin, Ltd.	2,739	148,810
Harman International Industries, Inc.	1,936	159,991
Leggett & Platt, Inc.	5,082	267,161
Lennar Corp., Class A	4,468	209,102
Lennar Corp., Class B	273	10,248
Mohawk Industries, Inc. (I)	1,462	305,470

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Newell Brands, Inc.	10,014	$525,334
NVR, Inc. (I)	176	300,080
PulteGroup, Inc.	10,044	212,732
Tempur Sealy International, Inc. (I)	1,456	110,117
Toll Brothers, Inc. (I)	5,105	142,991
Whirlpool Corp.	2,365	454,931
Internet and catalog retail 0.7%
Expedia, Inc.	1,914	223,268
Liberty Interactive Corp., Series A (I)	12,349	331,077
Liberty Ventures, Series A (I)	3,187	120,182
TripAdvisor, Inc. (I)	1,905	133,293
Wayfair, Inc., Class A (I)	356	15,486
Leisure products 0.6%
Brunswick Corp.	2,725	135,215
Hasbro, Inc.	2,821	229,150
Mattel, Inc.	8,115	270,879
Polaris Industries, Inc.	1,727	170,541
Media 1.7%
AMC Networks, Inc., Class A (I)	1,550	85,808
Charter Communications, Inc., Class A (I)	1,092	256,478
Cinemark Holdings, Inc.	4,091	153,822
Discovery Communications, Inc., Series C (I)	1,191	29,227
Liberty Braves Group, Class A (I)	267	4,403
Liberty Braves Group, Class C (I)	272	4,347
Liberty Broadband Corp., Series A (I)	541	33,980
Liberty Broadband Corp., Series C (I)	1,367	86,545
Liberty Media Group, Series A (I)	629	14,278
Liberty Media Group, Series C (I)	643	14,416
Liberty Siriusxm Group, Class A (I)	2,366	84,585
Liberty Siriusxm Group, Class C (I)	2,725	96,056
Lions Gate Entertainment Corp.	2,002	40,020
Live Nation Entertainment, Inc. (I)	3,897	106,856
News Corp., Class A	11,181	145,018
News Corp., Class B	3,457	46,462
Regal Entertainment Group, Class A	1,273	29,941
Scripps Networks Interactive, Inc., Class A	2,109	139,321
TEGNA, Inc.	14,015	306,929
The Interpublic Group of Companies, Inc.	12,732	293,600
The Madison Square Garden Company, Class A (I)	726	132,706
Multiline retail 0.8%
Dillard's, Inc., Class A	1,181	79,930
Dollar Tree, Inc. (I)	4,901	471,917
J.C. Penney Company, Inc. (I)	8,356	80,719
Kohl's Corp.	5,104	212,275
Nordstrom, Inc.	3,741	165,464
Specialty retail 2.8%
Advance Auto Parts, Inc.	2,003	340,230
AutoNation, Inc. (I)	3,008	160,477
Bed Bath & Beyond, Inc.	3,532	158,763
Best Buy Company, Inc.	6,812	228,883

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Mid Cap ETF

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Burlington Stores, Inc. (I)	2,093	$160,135
Cabela's, Inc. (I)	1,001	51,682
CarMax, Inc. (I)	5,010	291,883
Dick's Sporting Goods, Inc.	3,834	196,646
Foot Locker, Inc.	3,732	222,502
GameStop Corp., Class A	4,932	152,645
Penske Automotive Group, Inc.	1,633	64,699
Sally Beauty Holdings, Inc. (I)	3,899	114,358
Signet Jewelers, Ltd.	1,183	103,998
Staples, Inc.	13,553	125,907
The Gap, Inc.	2,276	58,698
The Michaels Companies, Inc. (I)	1,729	45,576
Tiffany & Company	2,184	140,912
Tractor Supply Company	2,921	267,710
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,380	360,470
Urban Outfitters, Inc. (I)	3,847	115,025
Williams-Sonoma, Inc.	3,169	171,380
Textiles, apparel and luxury goods 1.4%
Carter's, Inc.	1,751	177,289
Coach, Inc.	4,271	184,123
Columbia Sportswear Company	640	36,640
Hanesbrands, Inc.	9,835	262,201
lululemon athletica, Inc. (I)	2,260	175,489
Michael Kors Holdings, Ltd. (I)	3,536	182,882
PVH Corp.	2,371	239,613
Ralph Lauren Corp.	1,722	168,911
Skechers U.S.A., Inc., Class A (I)	2,995	71,940
Under Armour, Inc., Class A (I)	3,186	125,720
Under Armour, Inc., Class C (I)	3,190	113,883
Consumer staples 5.0%		6,213,002
Beverages 0.8%
Brown-Forman Corp., Class A	100	10,566
Brown-Forman Corp., Class B	2,461	241,646
Dr. Pepper Snapple Group, Inc.	4,546	447,826
Molson Coors Brewing Company, Class B	3,179	324,767
Food and staples retailing 0.5%
Casey's General Stores, Inc.	1,360	181,614
Rite Aid Corp. (I)	21,379	149,653
Sprouts Farmers Market, Inc. (I)	2,276	52,644
Whole Foods Market, Inc.	6,649	202,662
Food products 2.7%
Blue Buffalo Pet Products, Inc. (I)	819	21,032
Bunge, Ltd.	3,194	210,293
Campbell Soup Company	3,461	215,516
ConAgra Foods, Inc.	8,275	386,939
Flowers Foods, Inc.	7,352	135,203
Ingredion, Inc.	3,392	451,950
McCormick & Company, Inc.	2,642	270,145
Mead Johnson Nutrition Company	642	57,266
Pilgrim's Pride Corp.	2,352	54,684

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Consumer staples (continued)
Food products (continued)
Pinnacle Foods, Inc.	3,725	$187,032
Post Holdings, Inc. (I)	1,633	141,532
Seaboard Corp. (I)	1	2,930
The Hain Celestial Group, Inc. (I)	2,534	133,770
The Hershey Company	3,468	384,116
The J.M. Smucker Company	2,386	367,826
The WhiteWave Foods Company (I)	4,754	263,799
TreeHouse Foods, Inc. (I)	1,179	121,661
Household products 0.7%
Church & Dwight Company, Inc.	3,375	331,560
Spectrum Brands Holdings, Inc.	817	105,205
The Clorox Company	2,722	356,773
Personal products 0.3%
Coty, Inc., Class A	738	19,830
Edgewell Personal Care Company (I)	2,561	216,686
Herbalife, Ltd. (I)	2,439	165,876
Energy 2.7%		3,331,535
Energy equipment and services 0.6%
Core Laboratories NV	1,274	148,816
FMC Technologies, Inc. (I)	5,978	151,722
Helmerich & Payne, Inc.	4,378	271,305
National Oilwell Varco, Inc.	3,279	106,076
Transocean, Ltd.	2,540	27,915
Weatherford International PLC (I)	7,612	43,236
Oil, gas and consumable fuels 2.1%
Antero Resources Corp. (I)	273	7,150
Cabot Oil & Gas Corp.	7,852	193,709
Cheniere Energy Partners LP Holdings LLC	844	17,091
Cheniere Energy, Inc. (I)	2,107	88,136
Cimarex Energy Company	1,746	209,555
Concho Resources, Inc. (I)	2,461	305,656
Diamondback Energy, Inc. (I)	1,360	119,394
EQT Corp.	3,368	245,392
HollyFrontier Corp.	7,583	192,760
Murphy Oil Corp.	5,535	151,825
Newfield Exploration Company (I)	5,302	229,577
ONEOK, Inc.	5,720	256,199
Parsley Energy, Inc., Class A (I)	1,817	51,803
PBF Energy, Inc., Class A	815	18,207
QEP Resources, Inc.	2,372	43,170
Range Resources Corp.	2,645	106,620
Targa Resources Corp.	822	30,628
Tesoro Corp.	3,288	250,381
World Fuel Services Corp.	1,370	65,212
Financials 20.6%		25,917,398
Banks 3.7%
Bank of the Ozarks, Inc.	1,909	68,705
BankUnited, Inc.	2,458	73,789
BOK Financial Corp.	910	59,359

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Banks (continued)
CIT Group, Inc.	6,357	$219,698
Citizens Financial Group, Inc.	9,491	211,934
Comerica, Inc.	6,360	287,726
Commerce Bancshares, Inc.	3,625	171,426
Cullen/Frost Bankers, Inc.	1,927	130,824
East West Bancorp, Inc.	5,487	187,765
Fifth Third Bancorp	18,533	351,756
First Horizon National Corp.	909	13,235
First Niagara Financial Group, Inc.	8,448	86,001
First Republic Bank	4,277	306,533
Huntington Bancshares, Inc.	29,710	282,245
Investors Bancorp, Inc.	9,453	107,386
KeyCorp	23,027	269,416
M&T Bank Corp.	2,272	260,280
PacWest Bancorp	3,394	140,342
People's United Financial, Inc.	11,248	170,520
PrivateBancorp, Inc.	535	23,647
Prosperity Bancshares, Inc.	1,296	66,213
Regions Financial Corp.	31,534	289,167
Signature Bank (I)	1,556	187,093
SVB Financial Group (I)	1,844	185,174
Synovus Financial Corp.	3,719	113,206
Umpqua Holdings Corp.	6,181	94,137
Webster Financial Corp.	2,000	71,920
Western Alliance Bancorp (I)	2,003	68,162
Zions Bancorporation	7,170	199,900
Capital markets 1.7%
Affiliated Managers Group, Inc. (I)	1,372	201,382
Ameriprise Financial, Inc.	3,179	304,675
E*TRADE Financial Corp. (I)	8,207	205,832
Eaton Vance Corp.	5,358	202,586
Invesco, Ltd.	8,488	247,680
Legg Mason, Inc.	3,838	131,029
Northern Trust Corp.	2,918	197,228
Raymond James Financial, Inc.	4,834	265,387
SEI Investments Company	4,653	209,385
TD Ameritrade Holding Corp.	6,461	196,156
Virtu Financial, Inc., Class A	453	7,792
Consumer finance 0.6%
Ally Financial, Inc.	24,756	446,598
Credit Acceptance Corp. (I)	265	47,878
LendingClub Corp. (I)	2,716	12,548
Navient Corp.	12,693	180,241
OneMain Holdings, Inc. (I)	1,183	34,118
Santander Consumer USA Holdings, Inc. (I)	3,535	38,850
Diversified financial services 1.5%
CBOE Holdings, Inc.	2,646	182,045
FactSet Research Systems, Inc.	1,569	269,805
Leucadia National Corp.	7,706	140,712
MarketAxess Holdings, Inc.	817	132,076
Moody's Corp.	3,364	356,618

6SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Diversified financial services (continued)
Morningstar, Inc.	363	$30,703
MSCI, Inc.	4,111	353,710
Nasdaq, Inc.	3,110	220,064
Voya Financial, Inc.	6,545	167,748
Insurance 6.0%
Alleghany Corp. (I)	581	315,774
Allied World Assurance Company Holdings AG	3,745	153,508
American Financial Group, Inc.	3,550	259,505
AmTrust Financial Services, Inc.	3,001	71,634
Arch Capital Group, Ltd. (I)	2,739	198,934
Arthur J. Gallagher & Company	5,627	276,792
Assurant, Inc.	2,826	234,586
Assured Guaranty, Ltd.	8,018	214,802
Axis Capital Holdings, Ltd.	4,739	263,394
Brown & Brown, Inc.	5,173	189,642
Cincinnati Financial Corp.	3,738	279,229
CNA Financial Corp.	728	23,172
CNO Financial Group, Inc.	6,004	104,289
Endurance Specialty Holdings, Ltd.	1,813	122,613
Erie Indemnity Company, Class A	726	70,923
Everest Re Group, Ltd.	1,365	257,999
First American Financial Corp.	3,003	125,555
FNF Group	5,385	202,853
Lincoln National Corp.	5,636	246,124
Loews Corp.	4,664	192,763
Markel Corp. (I)	270	256,163
Old Republic International Corp.	10,075	195,254
Principal Financial Group, Inc.	6,998	326,317
Reinsurance Group of America, Inc.	2,822	280,084
RenaissanceRe Holdings, Ltd.	1,920	225,638
The Hanover Insurance Group, Inc.	1,272	104,736
The Hartford Financial Services Group, Inc.	7,271	289,749
The Progressive Corp.	9,283	301,790
Torchmark Corp.	4,658	288,190
Unum Group	8,904	297,483
Validus Holdings, Ltd.	3,443	170,187
W.R. Berkley Corp.	4,918	286,178
White Mountains Insurance Group, Ltd.	176	144,552
Willis Towers Watson PLC	3,284	405,968
XL Group, Ltd.	6,469	223,892
Real estate investment trusts 6.4%
Alexandria Real Estate Equities, Inc.	1,727	193,942
American Campus Communities, Inc.	2,904	157,019
American Homes 4 Rent, Class A	734	15,928
Apartment Investment & Management Company, Class A	3,738	171,836
Apple Hospitality REIT, Inc.	2,453	49,968
Brixmor Property Group, Inc.	4,087	116,071
Camden Property Trust	2,014	180,434
Corrections Corp. of America	3,903	125,091
CubeSmart	3,634	107,966
DCT Industrial Trust, Inc.	1,352	67,897

SEE NOTES TO FUND'S INVESTMENTS7

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
DDR Corp.	7,179	$141,713
Digital Realty Trust, Inc.	2,090	218,321
Douglas Emmett, Inc.	3,283	124,885
Duke Realty Corp.	8,217	236,567
EPR Properties	912	76,626
Equinix, Inc.	1,178	439,241
Equity Commonwealth (I)	1,913	57,428
Equity LifeStyle Properties, Inc.	1,731	142,357
Equity One, Inc.	1,363	45,347
Essex Property Trust, Inc.	922	215,637
Extra Space Storage, Inc.	2,457	211,351
Federal Realty Investment Trust	1,380	234,186
Forest City Realty Trust, Inc., Class A	5,359	126,740
Gaming and Leisure Properties, Inc.	1,558	55,823
Gramercy Property Trust	6,261	62,547
Healthcare Trust of America, Inc., Class A	1,914	65,172
Highwoods Properties, Inc.	2,180	121,470
Hospitality Properties Trust	3,561	113,632
Host Hotels & Resorts, Inc.	10,602	188,079
Iron Mountain, Inc.	5,917	243,840
Kilroy Realty Corp.	2,097	153,521
Kimco Realty Corp.	5,825	186,983
Lamar Advertising Company, Class A	2,473	167,818
Liberty Property Trust	3,466	143,423
Mid-America Apartment Communities, Inc.	1,726	182,991
National Retail Properties, Inc.	3,205	170,378
Omega Healthcare Investors, Inc.	4,092	141,174
Paramount Group, Inc.	3,267	57,597
Realty Income Corp.	3,189	227,918
Regency Centers Corp.	2,269	192,706
Retail Properties of America, Inc., Class A	3,544	62,481
Senior Housing Properties Trust	5,453	121,111
SL Green Realty Corp.	1,452	171,075
Sovran Self Storage, Inc.	560	57,327
Spirit Realty Capital, Inc.	9,637	131,738
STORE Capital Corp.	1,268	39,549
Sun Communities, Inc.	812	64,270
Tanger Factory Outlet Centers, Inc.	1,369	57,142
Taubman Centers, Inc.	1,440	116,525
The Macerich Company	2,182	194,722
UDR, Inc.	5,291	196,984
VEREIT, Inc.	16,911	187,036
Weingarten Realty Investors	2,744	118,513
Weyerhaeuser Company	12,845	420,288
WP Carey, Inc.	2,202	159,975
Real estate management and development 0.5%
CBRE Group, Inc., Class A (I)	7,340	208,823
Jones Lang LaSalle, Inc.	1,466	160,483
Realogy Holdings Corp. (I)	5,274	163,441
The Howard Hughes Corp. (I)	723	86,370

8SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 0.2%
New York Community Bancorp, Inc.	10,895	$157,433
TFS Financial Corp.	1,638	29,812
Health care 10.4%		13,055,727
Biotechnology 1.1%
Alkermes PLC (I)	2,810	140,219
Alnylam Pharmaceuticals, Inc. (I)	811	55,213
BioMarin Pharmaceutical, Inc. (I)	2,092	207,987
Incyte Corp. (I)	2,091	188,629
Intrexon Corp. (I)	995	25,203
Ionis Pharmaceuticals, Inc. (I)	1,988	58,030
Juno Therapeutics, Inc. (I)	728	22,517
Medivation, Inc. (I)	3,724	238,299
Neurocrine Biosciences, Inc. (I)	1,268	63,692
OPKO Health, Inc. (I)	4,990	49,651
Seattle Genetics, Inc. (I)	1,721	82,711
United Therapeutics Corp. (I)	1,912	231,371
Health care equipment and supplies 3.2%
ABIOMED, Inc. (I)	660	77,860
Align Technology, Inc. (I)	1,821	162,342
C.R. Bard, Inc.	2,027	453,501
DENTSPLY SIRONA, Inc.	4,542	290,870
DexCom, Inc. (I)	1,277	117,778
Edwards Lifesciences Corp. (I)	4,556	521,753
Hill-Rom Holdings, Inc.	369	19,716
Hologic, Inc. (I)	8,727	335,902
IDEXX Laboratories, Inc. (I)	3,390	317,948
ResMed, Inc.	3,655	251,756
St. Jude Medical, Inc.	2,539	210,839
STERIS PLC	2,273	161,269
Teleflex, Inc.	1,547	278,940
The Cooper Companies, Inc.	1,643	299,798
Varian Medical Systems, Inc. (I)	3,385	320,695
West Pharmaceutical Services, Inc.	1,924	154,459
Health care providers and services 3.7%
Acadia Healthcare Company, Inc. (I)	2,275	128,538
AmerisourceBergen Corp.	3,749	319,377
Amsurg Corp. (I)	2,473	185,500
Centene Corp. (I)	6,366	449,121
DaVita HealthCare Partners, Inc. (I)	6,111	473,847
Envision Healthcare Holdings, Inc. (I)	5,427	133,450
HealthSouth Corp.	2,810	120,971
Henry Schein, Inc. (I)	2,211	400,147
Laboratory Corp. of America Holdings (I)	3,101	432,776
MEDNAX, Inc. (I)	4,173	287,561
Molina Healthcare, Inc. (I)	1,726	98,054
Patterson Companies, Inc.	4,378	216,098
Premier, Inc., Class A (I)	1,004	32,831
Quest Diagnostics, Inc.	5,103	440,695
Team Health Holdings, Inc. (I)	2,263	92,421
Universal Health Services, Inc., Class B	3,540	458,536

SEE NOTES TO FUND'S INVESTMENTS9

Multifactor Mid Cap ETF

	Shares	Value
Health care (continued)
Health care providers and services (continued)
VCA, Inc. (I)	2,831	$201,964
WellCare Health Plans, Inc. (I)	1,828	195,230
Health care technology 0.5%
athenahealth, Inc. (I)	909	116,161
Cerner Corp. (I)	7,121	444,279
IMS Health Holdings, Inc. (I)	2,632	79,013
Veeva Systems, Inc., Class A (I)	1,178	44,752
Life sciences tools and services 1.4%
Agilent Technologies, Inc.	5,114	246,035
Bio-Rad Laboratories, Inc., Class A (I)	819	118,829
Bio-Techne Corp.	728	81,842
Bruker Corp.	1,642	40,919
Charles River Laboratories International, Inc. (I)	1,268	111,495
Mettler-Toledo International, Inc. (I)	766	314,987
PAREXEL International Corp. (I)	1,454	97,200
PerkinElmer, Inc.	4,726	269,004
Quintiles Transnational Holdings, Inc. (I)	1,365	105,979
VWR Corp. (I)	1,727	54,090
Waters Corp. (I)	2,178	346,150
Pharmaceuticals 0.5%
Akorn, Inc. (I)	1,729	59,184
Catalent, Inc. (I)	1,729	44,159
Endo International PLC (I)	2,994	51,976
Jazz Pharmaceuticals PLC (I)	1,359	205,168
Mallinckrodt PLC (I)	2,289	154,141
Zoetis, Inc.	1,274	64,299
Industrials 15.2%		19,092,148
Aerospace and defense 2.0%
B/E Aerospace, Inc.	3,284	157,090
BWX Technologies, Inc.	1,721	63,350
Curtiss-Wright Corp.	904	80,447
HEICO Corp.	454	31,558
HEICO Corp., Class A	814	46,943
Hexcel Corp.	3,273	141,295
Huntington Ingalls Industries, Inc.	1,736	299,599
L-3 Communications Holdings, Inc.	2,086	316,300
Orbital ATK, Inc.	2,000	174,240
Rockwell Collins, Inc.	3,817	322,995
Spirit AeroSystems Holdings, Inc., Class A (I)	5,113	221,802
Teledyne Technologies, Inc. (I)	897	94,185
Textron, Inc.	7,375	287,625
TransDigm Group, Inc. (I)	1,087	303,838
Air freight and logistics 0.4%
C.H. Robinson Worldwide, Inc.	4,003	278,689
Expeditors International of Washington, Inc.	4,921	243,245
Airlines 1.0%
Alaska Air Group, Inc.	6,466	434,645
JetBlue Airways Corp. (I)	13,495	247,363
Spirit Airlines, Inc. (I)	1,652	70,623
United Continental Holdings, Inc. (I)	9,199	431,341

10SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Industrials (continued)
Building products 1.1%
Allegion PLC	2,909	$210,583
AO Smith Corp.	2,274	211,232
Fortune Brands Home & Security, Inc.	4,353	275,414
Lennox International, Inc.	1,368	214,502
Masco Corp.	5,355	195,350
Owens Corning	4,284	226,666
USG Corp. (I)	2,342	65,951
Commercial services and supplies 1.4%
Cintas Corp.	2,464	264,313
Copart, Inc. (I)	5,086	256,538
KAR Auction Services, Inc.	5,299	226,638
Pitney Bowes, Inc.	6,294	121,537
R.R. Donnelley & Sons Company	5,351	95,890
Republic Services, Inc.	7,478	383,322
Rollins, Inc.	3,205	90,317
Stericycle, Inc. (I)	1,726	155,806
Tyco International PLC	3,200	145,824
Construction and engineering 0.7%
AECOM (I)	4,455	158,108
Chicago Bridge & Iron Company NV	3,173	107,279
Fluor Corp.	5,206	278,625
Jacobs Engineering Group, Inc. (I)	3,837	205,356
Quanta Services, Inc. (I)	6,612	169,267
Electrical equipment 1.1%
Acuity Brands, Inc.	819	214,930
AMETEK, Inc.	6,358	299,017
Hubbell, Inc.	2,568	276,907
Rockwell Automation, Inc.	3,362	384,613
Sensata Technologies Holding NV (I)	4,190	158,885
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	2,181	225,275
Roper Technologies, Inc.	2,190	373,088
Machinery 3.8%
AGCO Corp.	3,536	170,294
Allison Transmission Holdings, Inc.	5,932	170,960
Colfax Corp. (I)	1,911	56,107
Donaldson Company, Inc.	6,097	220,285
Dover Corp.	4,915	351,078
Flowserve Corp.	4,476	214,177
Graco, Inc.	1,924	142,395
IDEX Corp.	3,003	269,639
Ingersoll-Rand PLC	3,654	242,114
ITT, Inc.	3,002	95,193
Lincoln Electric Holdings, Inc.	3,019	187,359
Nordson Corp.	1,832	161,747
Oshkosh Corp.	544	29,969
Parker-Hannifin Corp.	4,101	468,293
Pentair PLC	4,200	268,044
Snap-on, Inc.	1,741	273,633
Stanley Black & Decker, Inc.	3,723	453,089

SEE NOTES TO FUND'S INVESTMENTS11

Multifactor Mid Cap ETF

	Shares	Value
Industrials (continued)
Machinery (continued)
The Middleby Corp. (I)	1,470	$176,959
The Toro Company	1,563	143,718
WABCO Holdings, Inc. (I)	1,997	200,239
Wabtec Corp.	2,917	199,815
Woodward, Inc.	363	21,250
Xylem, Inc.	6,108	292,023
Marine 0.1%
Kirby Corp. (I)	2,017	109,906
Professional services 1.0%
Equifax, Inc.	3,358	444,801
ManpowerGroup, Inc.	2,817	195,500
Robert Half International, Inc.	4,560	166,622
The Dun & Bradstreet Corp.	1,272	164,406
TransUnion (I)	914	29,906
Verisk Analytics, Inc. (I)	2,730	232,814
Road and rail 0.9%
AMERCO	273	107,974
Genesee & Wyoming, Inc., Class A (I)	1,565	101,334
Hertz Global Holdings, Inc. (I)	2,728	132,799
J.B. Hunt Transport Services, Inc.	2,560	212,813
Kansas City Southern	2,554	245,465
Old Dominion Freight Line, Inc. (I)	2,529	176,170
Ryder Systems, Inc.	2,655	174,965
Trading companies and distributors 1.1%
Air Lease Corp.	2,360	67,992
Fastenal Company	6,013	257,056
HD Supply Holdings, Inc. (I)	4,666	168,863
Herc Holdings, Inc. (I)	909	32,133
MSC Industrial Direct Company, Inc., Class A	1,367	98,192
United Rentals, Inc. (I)	4,207	335,172
W.W. Grainger, Inc.	1,456	318,646
Watsco, Inc.	725	104,429
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	2,184	167,404
Information technology 17.5%		22,050,240
Communications equipment 1.5%
Arista Networks, Inc. (I)	915	65,212
ARRIS International PLC (I)	7,212	196,455
Brocade Communications Systems, Inc.	18,680	173,724
Commscope Holding Company, Inc. (I)	4,660	139,567
EchoStar Corp., Class A (I)	1,455	56,672
F5 Networks, Inc. (I)	2,553	315,091
Harris Corp.	3,743	324,219
Juniper Networks, Inc.	9,132	207,205
Motorola Solutions, Inc.	3,185	220,975
Palo Alto Networks, Inc. (I)	899	117,670
ViaSat, Inc. (I)	1,000	73,830
Electronic equipment, instruments and components 2.3%
Amphenol Corp., Class A	7,635	454,435

12SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Arrow Electronics, Inc. (I)	5,375	$357,384
Avnet, Inc.	5,725	235,298
CDW Corp.	6,021	258,482
Cognex Corp.	1,185	53,526
Dolby Laboratories, Inc., Class A	1,090	54,838
FEI Company	638	67,896
Flextronics International, Ltd. (I)	32,621	413,304
FLIR Systems, Inc.	5,021	163,584
IPG Photonics Corp. (I)	1,086	91,539
Jabil Circuit, Inc.	8,560	174,196
Keysight Technologies, Inc. (I)	5,549	162,253
National Instruments Corp.	3,180	91,202
SYNNEX Corp.	1,001	100,631
Trimble Navigation, Ltd. (I)	6,445	170,406
Zebra Technologies Corp., Class A (I)	1,187	62,923
Internet software and services 1.0%
Akamai Technologies, Inc. (I)	4,636	234,257
CommerceHub, Inc. (I)	355	5,008
CommerceHub, Inc. (I)	637	8,924
CoStar Group, Inc. (I)	726	150,935
GoDaddy, Inc., Class A (I)	182	5,445
IAC/InterActiveCorp	3,561	206,396
j2 Global, Inc.	1,363	91,103
MercadoLibre, Inc.	1,016	155,529
Rackspace Hosting, Inc. (I)	4,764	111,621
VeriSign, Inc. (I)	2,186	189,329
Zillow Group, Inc., Class A (I)	910	35,863
Zillow Group, Inc., Class C (I)	1,550	60,838
IT services 4.6%
Alliance Data Systems Corp. (I)	1,370	317,319
Amdocs, Ltd.	4,825	281,587
Black Knight Financial Services, Inc. (I)	545	21,173
Booz Allen Hamilton Holding Corp.	3,267	100,885
Broadridge Financial Solutions, Inc.	4,918	332,850
Computer Sciences Corp.	6,841	327,205
CSRA, Inc.	5,092	137,077
DST Systems, Inc.	1,738	214,348
EPAM Systems, Inc. (I)	817	57,386
Euronet Worldwide, Inc. (I)	1,085	82,742
Fidelity National Information Services, Inc.	6,023	479,009
First Data Corp., Class A (I)	2,171	26,920
Fiserv, Inc. (I)	5,855	646,158
FleetCor Technologies, Inc. (I)	1,553	235,559
Gartner, Inc. (I)	2,911	291,828
Genpact, Ltd. (I)	6,447	172,586
Global Payments, Inc.	3,828	285,798
Jack Henry & Associates, Inc.	3,092	275,961
Leidos Holdings, Inc.	2,079	103,971
MAXIMUS, Inc.	1,911	112,596
Sabre Corp.	3,818	111,295
Square, Inc., Class A (I)	392	3,947

SEE NOTES TO FUND'S INVESTMENTS13

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
IT services (continued)
Syntel, Inc. (I)	1,287	$58,314
Teradata Corp. (I)	4,911	139,374
The Western Union Company	9,857	197,140
Total System Services, Inc.	4,371	222,571
Vantiv, Inc., Class A (I)	4,098	224,447
WEX, Inc. (I)	271	25,387
Xerox Corp.	24,493	252,278
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	6,637	423,640
Cavium, Inc. (I)	908	42,376
Cree, Inc. (I)	2,002	57,257
First Solar, Inc. (I)	1,821	85,004
KLA-Tencor Corp.	4,632	350,689
Lam Research Corp.	4,093	367,429
Linear Technology Corp.	5,541	332,405
Marvell Technology Group, Ltd.	13,978	164,242
Maxim Integrated Products, Inc.	7,735	315,433
Microchip Technology, Inc.	4,810	267,628
Microsemi Corp. (I)	2,458	95,862
NVIDIA Corp.	11,022	629,356
ON Semiconductor Corp. (I)	19,698	197,571
Qorvo, Inc. (I)	2,723	172,175
Skyworks Solutions, Inc.	4,930	325,479
SunPower Corp. (I)	814	11,868
Teradyne, Inc.	8,395	165,801
Xilinx, Inc.	6,468	330,385
Software 3.7%
ANSYS, Inc. (I)	2,460	219,826
Autodesk, Inc. (I)	4,645	276,145
CA, Inc.	8,759	303,499
Cadence Design Systems, Inc. (I)	10,309	247,931
CDK Global, Inc.	5,718	330,443
Citrix Systems, Inc. (I)	4,022	358,481
Electronic Arts, Inc. (I)	5,657	431,742
Fair Isaac Corp.	740	93,714
Fortinet, Inc. (I)	3,536	122,664
Guidewire Software, Inc. (I)	1,266	77,821
Manhattan Associates, Inc. (I)	1,910	110,876
NetSuite, Inc. (I)	624	67,922
Nuance Communications, Inc. (I)	8,184	131,517
PTC, Inc. (I)	3,905	155,146
Red Hat, Inc. (I)	3,374	254,028
ServiceNow, Inc. (I)	1,626	121,820
Splunk, Inc. (I)	2,552	159,602
SS&C Technologies Holdings, Inc.	5,492	176,952
Symantec Corp.	14,968	305,796
Synopsys, Inc. (I)	6,289	340,612
Tableau Software, Inc., Class A (I)	748	42,269
The Ultimate Software Group, Inc. (I)	742	155,152
Tyler Technologies, Inc. (I)	812	132,372
Workday, Inc., Class A (I)	1,171	97,591

14SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.0%
NCR Corp. (I)	6,855	$226,009
NetApp, Inc.	10,357	272,907
Seagate Technology PLC	9,275	297,078
Western Digital Corp.	8,635	410,249
Materials 6.2%		7,838,625
Chemicals 2.3%
Albemarle Corp.	2,920	245,776
Ashland, Inc.	2,452	277,664
Axalta Coating Systems, Ltd. (I)	3,911	111,659
Celanese Corp., Series A	3,638	230,722
CF Industries Holdings, Inc.	7,381	182,163
Eastman Chemical Company	3,937	256,811
FMC Corp.	3,643	173,188
Ingevity Corp. (I)	640	24,493
International Flavors & Fragrances, Inc.	1,738	231,589
NewMarket Corp.	358	153,203
RPM International, Inc.	4,820	261,533
The Mosaic Company	4,641	125,307
The Scotts Miracle-Gro Company, Class A	1,639	120,876
The Valspar Corp.	2,740	291,728
W.R. Grace & Company	2,276	170,404
Westlake Chemical Corp.	1,101	50,360
Construction materials 0.6%
Eagle Materials, Inc.	1,196	100,404
Martin Marietta Materials, Inc.	1,394	282,494
Vulcan Materials Company	3,361	416,697
Containers and packaging 2.1%
AptarGroup, Inc.	2,562	200,297
Avery Dennison Corp.	3,623	282,195
Ball Corp.	3,652	258,087
Bemis Company, Inc.	5,102	260,406
Berry Plastics Group, Inc. (I)	2,537	104,017
Crown Holdings, Inc. (I)	4,462	236,352
Graphic Packaging Holding Company	15,152	206,673
Packaging Corp. of America	4,655	347,682
Sealed Air Corp.	5,816	274,399
Silgan Holdings, Inc.	996	49,382
Sonoco Products Company	5,547	282,509
WestRock Company	4,014	172,241
Metals and mining 1.2%
Alcoa, Inc.	22,099	234,691
Newmont Mining Corp.	9,641	424,204
Nucor Corp.	5,817	312,024
Reliance Steel & Aluminum Company	2,926	229,515
Royal Gold, Inc.	361	30,519
Steel Dynamics, Inc.	8,440	226,361
Telecommunication services 0.9%		1,086,948
Diversified telecommunication services 0.8%
CenturyLink, Inc.	7,189	226,022

SEE NOTES TO FUND'S INVESTMENTS15

Multifactor Mid Cap ETF

			Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
	Frontier Communications Corp.		35,844	$186,389
	Level 3 Communications, Inc. (I)		3,650	184,690
	SBA Communications Corp., Class A (I)		2,826	324,990
	Zayo Group Holdings, Inc. (I)		2,817	79,721
Wireless telecommunication services 0.1%
	Sprint Corp. (I)		12,087	74,214
	United States Cellular Corp. (I)		270	10,922
Utilities 6.4%				8,080,747
Electric utilities 2.6%
	Alliant Energy Corp.		6,470	260,418
	Entergy Corp.		4,823	392,544
	Eversource Energy		6,018	351,993
	FirstEnergy Corp.		12,464	435,243
	Great Plains Energy, Inc.		5,465	162,748
	IDACORP, Inc.		908	73,412
	ITC Holdings Corp.		4,378	202,483
	OGE Energy Corp.		8,487	273,027
	Pinnacle West Capital Corp.		3,557	280,541
	Portland General Electric Company		1,729	75,505
	Westar Energy, Inc.		4,997	277,683
	Xcel Energy, Inc.		12,204	536,732
Gas utilities 0.7%
	Atmos Energy Corp.		3,549	283,175
	National Fuel Gas Company		2,444	138,110
	UGI Corp.		7,367	333,430
	WGL Holdings, Inc.		914	64,702
Independent power and renewable electricity producers 0.4%
	AES Corp.		26,358	325,521
	Calpine Corp. (I)		9,326	128,139
	NRG Energy, Inc.		7,495	103,731
Multi-utilities 2.3%
	Ameren Corp.		6,299	330,320
	CenterPoint Energy, Inc.		13,538	323,829
	CMS Energy Corp.		7,760	350,597
	DTE Energy Company		4,087	398,564
	MDU Resources Group, Inc.		8,248	198,364
	NiSource, Inc.		17,412	446,792
	SCANA Corp.		4,642	347,871
	Vectren Corp.		2,188	113,185
	WEC Energy Group, Inc.		5,281	342,790
Water utilities 0.4%
	American Water Works Company, Inc.		4,550	375,739
	Aqua America, Inc.		4,433	153,559
	Yield (%)		Shares	Value
Short-term investments 0.0%				$18,441
(Cost $18,441)
Money market funds 0.0%				18,441
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	18,441	18,441

16SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

Yield (%)	Shares	Value
Money market funds (continued)
Total investments (Cost $123,302,492)† 100.0%		$125,691,459
Other assets and liabilities, net 0.0%		$28,453
Total net assets 100.0%		$125,719,912

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $123,304,401. Net unrealized appreciation aggregated to $2,387,058, of which $3,413,467 related to appreciated investment securities and $1,026,409 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	840Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Mid Cap ETF.		9/16

John Hancock

Multifactor Large Cap ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Large Cap ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$234,663,358
(Cost $231,673,105)
Consumer discretionary 14.4%		33,805,345
Auto components 0.7%
Autoliv, Inc.	2,004	212,023
BorgWarner, Inc.	4,870	161,587
Delphi Automotive PLC	6,021	408,344
Gentex Corp.	2,003	35,393
Johnson Controls, Inc.	9,033	414,795
Lear Corp.	1,997	226,560
The Goodyear Tire & Rubber Company	5,342	153,155
Automobiles 0.5%
Ford Motor Company	32,563	412,248
General Motors Company	8,347	263,264
Harley-Davidson, Inc.	5,829	308,471
Tesla Motors, Inc. (I)	494	115,986
Distributors 0.2%
Genuine Parts Company	4,345	444,233
LKQ Corp. (I)	4,693	161,392
Diversified consumer services 0.1%
H&R Block, Inc.	5,681	135,151
Service Corp. International	2,666	73,902
ServiceMaster Global Holdings, Inc. (I)	1,511	57,161
Hotels, restaurants and leisure 2.0%
Aramark	3,002	107,622
Carnival Corp.	5,337	249,345
Chipotle Mexican Grill, Inc. (I)	557	236,162
Darden Restaurants, Inc.	2,677	164,796
Domino's Pizza, Inc.	497	73,208
Dunkin' Brands Group, Inc.	1,674	75,849
Hilton Worldwide Holdings, Inc.	2,338	54,218
Hyatt Hotels Corp., Class A (I)	172	8,676
Interval Leisure Group, Inc.	1,671	30,045
Las Vegas Sands Corp.	2,839	143,795
Marriott International, Inc., Class A	4,009	287,445
McDonald's Corp.	9,351	1,100,145
MGM Resorts International (I)	7,879	188,938
Norwegian Cruise Line Holdings, Ltd. (I)	1,823	77,660
Panera Bread Company, Class A (I)	163	35,749
Royal Caribbean Cruises, Ltd.	3,324	240,791
Six Flags Entertainment Corp.	494	27,857
Starbucks Corp.	9,521	552,694
Starwood Hotels & Resorts Worldwide, Inc.	3,834	299,282
Vail Resorts, Inc.	170	24,322
Wyndham Worldwide Corp.	3,006	213,486
Wynn Resorts, Ltd.	1,003	98,244
Yum! Brands, Inc.	4,846	433,329
Household durables 1.1%
D.R. Horton, Inc.	7,824	257,253
Garmin, Ltd.	2,677	145,441
Harman International Industries, Inc.	834	68,922

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Leggett & Platt, Inc.	2,859	$150,298
Lennar Corp., Class A	3,161	147,935
Lennar Corp., Class B	167	6,269
Mohawk Industries, Inc. (I)	1,515	316,544
Newell Brands, Inc.	10,033	526,331
NVR, Inc. (I)	159	271,095
PulteGroup, Inc.	5,006	106,027
Toll Brothers, Inc. (I)	3,006	84,198
Whirlpool Corp.	2,181	419,537
Internet and catalog retail 1.4%
Amazon.com, Inc. (I)	2,176	1,651,171
Expedia, Inc.	2,673	311,805
Liberty Interactive Corp., Series A (I)	12,230	327,886
Liberty Ventures, Series A (I)	1,340	50,531
Netflix, Inc. (I)	2,338	213,343
The Priceline Group, Inc. (I)	492	664,599
TripAdvisor, Inc. (I)	1,518	106,214
Leisure products 0.3%
Hasbro, Inc.	3,332	270,658
Mattel, Inc.	8,336	278,256
Polaris Industries, Inc.	1,182	116,723
Media 3.2%
AMC Networks, Inc., Class A (I)	476	26,351
CBS Corp., Class B	6,190	323,242
Charter Communications, Inc., Class A (I)	2,668	626,633
Comcast Corp., Class A	25,058	1,685,151
Discovery Communications, Inc., Series A (I)	6,183	155,131
Discovery Communications, Inc., Series C (I)	1,699	41,693
DISH Network Corp., Class A (I)	4,194	224,043
Liberty Braves Group, Class A (I)	330	5,442
Liberty Braves Group, Class C (I)	165	2,637
Liberty Broadband Corp., Series A (I)	167	10,489
Liberty Broadband Corp., Series C (I)	505	31,972
Liberty Global PLC LiLAC, Series A (I)	660	22,671
Liberty Global PLC LiLAC, Series C (I)	664	23,240
Liberty Global PLC, Series A (I)	4,822	152,906
Liberty Global PLC, Series C (I)	4,997	154,657
Liberty Media Group, Series A (I)	825	18,728
Liberty Media Group, Series C (I)	339	7,600
Liberty SiriusXM Group, Class A (I)	3,006	107,465
Liberty SiriusXM Group, Class C (I)	1,504	53,016
Live Nation Entertainment, Inc. (I)	1,636	44,859
News Corp., Class A	2,505	32,490
News Corp., Class B	668	8,978
Omnicom Group, Inc.	7,692	632,975
Scripps Networks Interactive, Inc., Class A	2,020	133,441
Sirius XM Holdings, Inc. (I)	35,916	157,671
TEGNA, Inc.	5,852	128,159
The Interpublic Group of Companies, Inc.	10,871	250,685
The Madison Square Garden Company, Class A (I)	173	31,623
The Walt Disney Company	12,358	1,185,750

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Large Cap ETF

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Time Warner, Inc.	7,836	$600,629
Twenty-First Century Fox, Inc., Class A	11,504	306,467
Twenty-First Century Fox, Inc., Class B	5,538	149,692
Viacom, Inc., Class A	167	8,290
Viacom, Inc., Class B	5,497	249,949
Multiline retail 1.0%
Dollar General Corp.	5,679	538,028
Dollar Tree, Inc. (I)	5,015	482,894
Kohl's Corp.	5,703	237,188
Macy's, Inc.	10,029	359,339
Nordstrom, Inc.	5,036	222,742
Target Corp.	7,192	541,773
Specialty retail 3.0%
Advance Auto Parts, Inc.	2,352	399,511
AutoNation, Inc. (I)	1,654	88,241
AutoZone, Inc. (I)	368	299,541
Bed Bath & Beyond, Inc.	4,513	202,859
Best Buy Company, Inc.	7,016	235,738
Burlington Stores, Inc. (I)	338	25,860
CarMax, Inc. (I)	4,343	253,023
Dick's Sporting Goods, Inc.	2,002	102,683
Foot Locker, Inc.	2,670	159,185
L Brands, Inc.	3,006	222,143
Lowe's Companies, Inc.	10,854	893,067
O'Reilly Automotive, Inc. (I)	1,828	531,272
Ross Stores, Inc.	6,688	413,519
Sally Beauty Holdings, Inc. (I)	507	14,870
Signet Jewelers, Ltd.	650	57,142
Staples, Inc.	11,936	110,885
The Gap, Inc.	6,708	172,999
The Home Depot, Inc.	10,535	1,456,358
The Michaels Companies, Inc. (I)	688	18,136
The TJX Companies, Inc.	7,028	574,328
Tiffany & Company	2,689	173,494
Tractor Supply Company	2,517	230,683
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,011	264,083
Williams-Sonoma, Inc.	1,857	100,427
Textiles, apparel and luxury goods 0.9%
Carter's, Inc.	506	51,233
Coach, Inc.	4,869	209,903
Columbia Sportswear Company	150	8,588
Hanesbrands, Inc.	6,500	173,290
lululemon athletica, Inc. (I)	1,670	129,676
Michael Kors Holdings, Ltd. (I)	2,511	129,869
NIKE, Inc., Class B	10,856	602,508
PVH Corp.	1,329	134,309
Ralph Lauren Corp.	1,503	147,429
Skechers U.S.A., Inc., Class A (I)	840	20,177
Under Armour, Inc., Class A (I)	2,179	85,983
Under Armour, Inc., Class C (I)	2,180	77,826
VF Corp.	4,156	259,459

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Consumer staples 9.0%		$21,167,788
Beverages 1.8%
Brown-Forman Corp., Class A	348	36,770
Brown-Forman Corp., Class B	2,182	214,251
Constellation Brands, Inc., Class A	2,344	385,893
Dr. Pepper Snapple Group, Inc.	5,178	510,085
Molson Coors Brewing Company, Class B	3,183	325,175
Monster Beverage Corp. (I)	500	80,315
PepsiCo, Inc.	13,024	1,418,574
The Coca-Cola Company	28,894	1,260,645
Food and staples retailing 2.0%
Casey's General Stores, Inc.	328	43,801
Costco Wholesale Corp.	3,511	587,109
CVS Health Corp.	10,206	946,300
Rite Aid Corp. (I)	13,197	92,379
Sprouts Farmers Market, Inc. (I)	829	19,175
Sysco Corp.	10,199	528,206
The Kroger Company	17,347	593,094
Wal-Mart Stores, Inc.	16,395	1,196,343
Walgreens Boots Alliance, Inc.	6,866	544,131
Whole Foods Market, Inc.	5,697	173,645
Food products 2.4%
Archer-Daniels-Midland Company	7,001	315,605
Bunge, Ltd.	3,524	232,020
Campbell Soup Company	4,171	259,728
ConAgra Foods, Inc.	10,352	484,060
General Mills, Inc.	8,354	600,569
Hormel Foods Corp.	4,662	174,126
Ingredion, Inc.	1,837	244,762
Kellogg Company	4,014	331,998
McCormick & Company, Inc.	3,003	307,057
Mead Johnson Nutrition Company	3,349	298,731
Mondelez International, Inc., Class A	15,719	691,322
Pilgrim's Pride Corp.	983	22,855
Pinnacle Foods, Inc.	1,338	67,181
Post Holdings, Inc. (I)	332	28,774
The Hain Celestial Group, Inc. (I)	856	45,188
The Hershey Company	4,166	461,426
The J.M. Smucker Company	2,171	334,681
The Kraft Heinz Company	1,664	143,753
The WhiteWave Foods Company (I)	2,338	129,736
TreeHouse Foods, Inc. (I)	329	33,950
Tyson Foods, Inc., Class A	6,337	466,403
Household products 1.5%
Church & Dwight Company, Inc.	2,679	263,185
Colgate-Palmolive Company	7,204	536,194
Kimberly-Clark Corp.	2,993	387,743
Spectrum Brands Holdings, Inc.	330	42,494
The Clorox Company	3,166	414,968
The Procter & Gamble Company	20,897	1,788,574
Personal products 0.2%
Coty, Inc., Class A	485	13,032

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Large Cap ETF

	Shares	Value
Consumer staples (continued)
Personal products (continued)
Edgewell Personal Care Company (I)	1,837	$155,429
Herbalife, Ltd. (I)	486	33,053
The Estee Lauder Companies, Inc., Class A	3,498	324,964
Tobacco 1.1%
Altria Group, Inc.	17,044	1,153,879
Philip Morris International, Inc.	10,364	1,039,095
Reynolds American, Inc.	7,698	385,362
Energy 5.3%		12,500,058
Energy equipment and services 0.8%
Baker Hughes, Inc.	3,652	174,675
Core Laboratories NV	167	19,507
FMC Technologies, Inc. (I)	4,676	118,677
Halliburton Company	6,531	285,143
Helmerich & Payne, Inc.	2,508	155,421
National Oilwell Varco, Inc.	4,206	136,064
Schlumberger, Ltd.	10,680	859,954
Weatherford International PLC (I)	10,497	59,623
Oil, gas and consumable fuels 4.5%
Anadarko Petroleum Corp.	3,692	201,325
Antero Resources Corp. (I)	167	4,374
Apache Corp.	4,687	246,068
Cabot Oil & Gas Corp.	5,697	140,545
Cheniere Energy Partners LP Holdings LLC	334	6,764
Cheniere Energy, Inc. (I)	1,834	76,716
Chevron Corp.	16,556	1,696,659
Cimarex Energy Company	1,665	199,833
Concho Resources, Inc. (I)	1,833	227,659
ConocoPhillips	13,200	538,824
Continental Resources, Inc. (I)	1,336	58,851
Devon Energy Corp.	3,993	152,852
Diamondback Energy, Inc. (I)	170	14,924
EOG Resources, Inc.	3,836	313,401
EQT Corp.	2,353	171,440
Exxon Mobil Corp.	34,091	3,032,394
Hess Corp.	4,346	233,163
HollyFrontier Corp.	4,673	118,788
Kinder Morgan, Inc.	6,884	139,952
Marathon Oil Corp.	10,557	143,997
Marathon Petroleum Corp.	7,711	303,736
Newfield Exploration Company (I)	2,171	94,004
Noble Energy, Inc.	3,666	130,950
Occidental Petroleum Corp.	5,195	388,222
ONEOK, Inc.	6,183	276,937
Phillips 66	4,522	343,943
Pioneer Natural Resources Company	1,176	191,182
Range Resources Corp.	1,837	74,049
Spectra Energy Corp.	8,531	306,860
Tesoro Corp.	3,005	228,831
The Williams Companies, Inc.	8,535	204,584
Valero Energy Corp.	8,209	429,167

6SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Financials 16.2%		$38,036,431
Banks 4.2%
Bank of America Corp.	68,356	990,478
BB&T Corp.	8,025	295,882
CIT Group, Inc.	4,327	149,541
Citigroup, Inc.	18,061	791,252
Citizens Financial Group, Inc.	5,163	115,290
Comerica, Inc.	3,863	174,762
Commerce Bancshares, Inc.	496	23,456
East West Bancorp, Inc.	2,330	79,733
Fifth Third Bancorp	19,701	373,925
First Republic Bank	2,504	179,462
Huntington Bancshares, Inc.	18,900	179,550
JPMorgan Chase & Co.	31,256	1,999,446
KeyCorp	19,314	225,974
M&T Bank Corp.	3,002	343,909
People's United Financial, Inc.	5,658	85,775
Regions Financial Corp.	29,822	273,468
Signature Bank (I)	676	81,282
SunTrust Banks, Inc.	10,857	459,143
SVB Financial Group (I)	667	66,980
The PNC Financial Services Group, Inc.	4,839	399,943
U.S. Bancorp	15,522	654,563
Wells Fargo & Company	37,780	1,812,307
Zions Bancorporation	3,640	101,483
Capital markets 2.0%
Affiliated Managers Group, Inc. (I)	1,014	148,835
Ameriprise Financial, Inc.	4,846	464,441
BlackRock, Inc.	844	309,115
E*TRADE Financial Corp. (I)	3,805	95,429
Franklin Resources, Inc.	4,821	174,472
Invesco, Ltd.	7,673	223,898
Morgan Stanley	11,523	331,056
Northern Trust Corp.	4,503	304,358
Raymond James Financial, Inc.	2,517	138,183
SEI Investments Company	3,669	165,105
State Street Corp.	5,021	330,281
T. Rowe Price Group, Inc.	4,857	343,341
TD Ameritrade Holding Corp.	6,827	207,268
The Bank of New York Mellon Corp.	11,690	460,586
The Charles Schwab Corp.	10,688	303,753
The Goldman Sachs Group, Inc.	3,855	612,213
Consumer finance 0.8%
Ally Financial, Inc.	8,672	156,443
American Express Company	8,506	548,297
Capital One Financial Corp.	7,362	493,843
Discover Financial Services	8,509	483,652
Navient Corp.	4,346	61,713
Synchrony Financial (I)	3,003	83,724
Diversified financial services 1.8%
Berkshire Hathaway, Inc., Class B (I)	13,191	1,903,066
CBOE Holdings, Inc.	857	58,962
CME Group, Inc.	3,843	392,908

SEE NOTES TO FUND'S INVESTMENTS7

Multifactor Large Cap ETF

	Shares	Value
Financials (continued)
Diversified financial services (continued)
FactSet Research Systems, Inc.	829	$142,555
Intercontinental Exchange, Inc.	1,166	308,057
Leucadia National Corp.	5,152	94,076
MarketAxess Holdings, Inc.	168	27,159
Moody's Corp.	4,174	442,486
MSCI, Inc.	2,018	173,629
Nasdaq, Inc.	2,676	189,354
S&P Global, Inc.	4,165	508,963
Voya Financial, Inc.	2,823	72,353
Insurance 3.7%
Aflac, Inc.	5,342	386,120
Alleghany Corp. (I)	331	179,899
American Financial Group, Inc.	2,003	146,419
American International Group, Inc.	9,020	491,049
AmTrust Financial Services, Inc.	828	19,764
Aon PLC	3,849	412,112
Arch Capital Group, Ltd. (I)	2,499	181,502
Arthur J. Gallagher & Company	2,833	139,355
Assurant, Inc.	502	41,671
Axis Capital Holdings, Ltd.	2,502	139,061
Brown & Brown, Inc.	2,345	85,968
Chubb, Ltd.	3,017	377,909
Cincinnati Financial Corp.	3,173	237,023
CNA Financial Corp.	827	26,323
Endurance Specialty Holdings, Ltd.	329	22,250
Erie Indemnity Company, Class A, Class A	163	15,923
Everest Re Group, Ltd.	1,163	219,819
FNF Group	3,167	119,301
Lincoln National Corp.	6,158	268,920
Loews Corp.	6,503	268,769
Markel Corp. (I)	211	200,186
Marsh & McLennan Companies, Inc.	5,358	352,289
MetLife, Inc.	6,336	270,801
Old Republic International Corp.	1,333	25,834
Principal Financial Group, Inc.	7,328	341,705
Prudential Financial, Inc.	5,194	391,056
Reinsurance Group of America, Inc.	1,837	182,322
RenaissanceRe Holdings, Ltd.	336	39,487
The Allstate Corp.	7,196	491,703
The Hartford Financial Services Group, Inc.	11,045	440,143
The Progressive Corp.	12,358	401,759
The Travelers Companies, Inc.	6,189	719,286
Torchmark Corp.	2,839	175,649
Unum Group	6,681	223,212
W.R. Berkley Corp.	3,191	185,684
White Mountains Insurance Group, Ltd.	2	1,643
Willis Towers Watson PLC	2,181	269,615
XL Group, Ltd.	5,836	201,984
Real estate investment trusts 3.5%
Alexandria Real Estate Equities, Inc.	1,003	112,637
American Campus Communities, Inc.	499	26,981

8SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
American Tower Corp.	3,507	$406,005
Apartment Investment & Management Company, Class A	2,002	92,032
AvalonBay Communities, Inc.	1,515	281,260
Boston Properties, Inc.	2,164	307,569
Brixmor Property Group, Inc.	1,678	47,655
Camden Property Trust	1,169	104,731
Crown Castle International Corp.	3,503	339,896
CubeSmart	664	19,727
DDR Corp.	4,042	79,789
Digital Realty Trust, Inc.	1,846	192,833
Duke Realty Corp.	4,651	133,902
Equinix, Inc.	893	332,973
Equity LifeStyle Properties, Inc.	502	41,284
Equity Residential	4,005	272,300
Essex Property Trust, Inc.	829	193,887
Extra Space Storage, Inc.	1,499	128,944
Federal Realty Investment Trust	1,009	171,227
Forest City Realty Trust, Inc., Class A	1,336	31,596
General Growth Properties, Inc.	6,346	202,755
HCP, Inc.	5,508	216,079
Highwoods Properties, Inc.	335	18,666
Host Hotels & Resorts, Inc.	10,835	192,213
Iron Mountain, Inc.	3,867	159,359
Kilroy Realty Corp.	1,002	73,356
Kimco Realty Corp.	6,031	193,595
Lamar Advertising Company, Class A	505	34,269
Liberty Property Trust	2,016	83,422
Mid-America Apartment Communities, Inc.	832	88,209
National Retail Properties, Inc.	1,166	61,985
Omega Healthcare Investors, Inc.	1,498	51,681
Prologis, Inc.	6,201	337,892
Public Storage	1,165	278,342
Realty Income Corp.	3,159	225,774
Regency Centers Corp.	1,336	113,466
Simon Property Group, Inc.	2,343	531,955
SL Green Realty Corp.	1,346	158,586
Sovran Self Storage, Inc.	165	16,891
Spirit Realty Capital, Inc.	2,504	34,230
Taubman Centers, Inc.	171	13,837
The Macerich Company	2,017	179,997
UDR, Inc.	3,485	129,747
Ventas, Inc.	4,025	306,544
VEREIT, Inc.	3,340	36,940
Vornado Realty Trust	2,672	286,973
Weingarten Realty Investors	493	21,293
Welltower, Inc.	3,688	292,569
Weyerhaeuser Company	16,863	551,757
WP Carey, Inc.	1,007	73,159
Real estate management and development 0.1%
CBRE Group, Inc., Class A (I)	5,490	156,191
Jones Lang LaSalle, Inc.	668	73,126

SEE NOTES TO FUND'S INVESTMENTS9

Multifactor Large Cap ETF

	Shares	Value
Financials (continued)
Real estate management and development (continued)
Realogy Holdings Corp. (I)	1,503	$46,578
The Howard Hughes Corp. (I)	325	38,825
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	8,890	128,461
TFS Financial Corp.	318	5,788
Health care 14.1%		33,141,538
Biotechnology 2.2%
AbbVie, Inc.	8,534	565,207
Alexion Pharmaceuticals, Inc. (I)	1,677	215,662
Alkermes PLC (I)	1,336	66,666
Alnylam Pharmaceuticals, Inc. (I)	499	33,972
Amgen, Inc.	6,022	1,035,965
Biogen, Inc. (I)	1,998	579,280
BioMarin Pharmaceutical, Inc. (I)	1,503	149,428
Celgene Corp. (I)	5,355	600,777
Gilead Sciences, Inc.	12,028	955,865
Incyte Corp. (I)	1,997	180,149
Ionis Pharmaceuticals, Inc. (I)	835	24,374
Medivation, Inc. (I)	1,687	107,951
OPKO Health, Inc. (I)	1,503	14,955
Regeneron Pharmaceuticals, Inc. (I)	712	302,685
Seattle Genetics, Inc. (I)	517	24,847
United Therapeutics Corp. (I)	508	61,473
Vertex Pharmaceuticals, Inc. (I)	2,005	194,485
Health care equipment and supplies 3.4%
Abbott Laboratories	15,374	687,987
Align Technology, Inc. (I)	329	29,330
Baxter International, Inc.	14,532	697,827
Becton, Dickinson and Company	3,012	530,112
Boston Scientific Corp. (I)	16,395	398,071
C.R. Bard, Inc.	2,170	485,494
Danaher Corp.	5,179	421,778
DENTSPLY SIRONA, Inc.	4,185	268,007
DexCom, Inc. (I)	352	32,465
Edwards Lifesciences Corp. (I)	3,850	440,902
Hologic, Inc. (I)	6,166	237,329
IDEXX Laboratories, Inc. (I)	2,171	203,618
Intuitive Surgical, Inc. (I)	661	459,897
Medtronic PLC	9,874	865,259
ResMed, Inc.	2,674	184,185
St. Jude Medical, Inc.	6,839	567,911
STERIS PLC	329	23,343
Stryker Corp.	3,664	426,050
Teleflex, Inc.	494	89,073
The Cooper Companies, Inc.	828	151,085
Varian Medical Systems, Inc. (I)	3,003	284,504
West Pharmaceutical Services, Inc.	329	26,412
Zimmer Biomet Holdings, Inc.	4,331	567,967
Health care providers and services 3.5%
Acadia Healthcare Company, Inc. (I)	507	28,646

10SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Aetna, Inc.	6,524	$751,630
AmerisourceBergen Corp.	3,507	298,761
Anthem, Inc.	4,190	550,315
Cardinal Health, Inc.	4,345	363,242
Centene Corp. (I)	2,324	163,958
Cigna Corp.	4,018	518,161
DaVita HealthCare Partners, Inc. (I)	6,342	491,759
Envision Healthcare Holdings, Inc. (I)	2,004	49,278
Express Scripts Holding Company (I)	5,849	444,933
HCA Holdings, Inc. (I)	2,672	206,091
Henry Schein, Inc. (I)	2,164	391,641
Humana, Inc.	2,502	431,720
Laboratory Corp. of America Holdings (I)	3,170	442,405
McKesson Corp.	2,512	488,735
MEDNAX, Inc. (I)	2,002	137,958
Patterson Companies, Inc.	2,672	131,890
Premier, Inc., Class A (I)	348	11,380
Quest Diagnostics, Inc.	5,358	462,717
UnitedHealth Group, Inc.	10,025	1,435,580
Universal Health Services, Inc., Class B	2,838	367,606
VCA, Inc. (I)	499	35,599
Health care technology 0.2%
athenahealth, Inc. (I)	167	21,341
Cerner Corp. (I)	5,849	364,919
IMS Health Holdings, Inc. (I)	1,500	45,030
Life sciences tools and services 0.8%
Agilent Technologies, Inc.	8,017	385,698
Bruker Corp.	500	12,460
Illumina, Inc. (I)	1,328	220,913
Mettler-Toledo International, Inc. (I)	661	271,810
PerkinElmer, Inc.	1,836	104,505
Quintiles Transnational Holdings, Inc. (I)	852	66,149
Thermo Fisher Scientific, Inc.	3,672	583,260
Waters Corp. (I)	2,331	370,466
Pharmaceuticals 4.0%
Allergan PLC (I)	2,179	551,178
Bristol-Myers Squibb Company	9,699	725,582
Eli Lilly & Company	8,026	665,275
Endo International PLC (I)	2,678	46,490
Jazz Pharmaceuticals PLC (I)	828	125,003
Johnson & Johnson	22,904	2,868,268
Mallinckrodt PLC (I)	1,169	78,720
Merck & Company, Inc.	23,385	1,371,764
Mylan NV (I)	5,336	249,671
Perrigo Company PLC	2,171	198,408
Pfizer, Inc.	56,193	2,072,960
Zoetis, Inc.	6,842	345,316
Industrials 11.8%		27,592,832
Aerospace and defense 2.7%
B/E Aerospace, Inc.	2,512	120,162

SEE NOTES TO FUND'S INVESTMENTS11

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
General Dynamics Corp.	2,663	$391,168
Hexcel Corp.	835	36,047
Honeywell International, Inc.	6,022	700,539
Huntington Ingalls Industries, Inc.	827	142,724
L-3 Communications Holdings, Inc.	2,172	329,340
Lockheed Martin Corp.	2,668	674,284
Northrop Grumman Corp.	3,006	651,190
Orbital ATK, Inc.	327	28,488
Raytheon Company	5,020	700,441
Rockwell Collins, Inc.	4,179	353,627
Spirit AeroSystems Holdings, Inc., Class A (I)	1,990	86,326
Textron, Inc.	6,002	234,078
The Boeing Company	5,511	736,600
TransDigm Group, Inc. (I)	839	234,517
United Technologies Corp.	8,199	882,622
Air freight and logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,340	232,531
Expeditors International of Washington, Inc.	4,153	205,283
FedEx Corp.	3,672	594,497
United Parcel Service, Inc., Class B	5,167	558,553
Airlines 0.7%
Alaska Air Group, Inc.	2,862	192,384
American Airlines Group, Inc.	4,837	171,714
Delta Air Lines, Inc.	11,023	427,141
JetBlue Airways Corp. (I)	4,676	85,711
Southwest Airlines Company	9,854	364,697
United Continental Holdings, Inc. (I)	8,838	414,414
Building products 0.3%
Allegion PLC	1,172	84,841
AO Smith Corp.	833	77,377
Fortune Brands Home & Security, Inc.	2,526	159,820
Lennox International, Inc.	499	78,243
Masco Corp.	5,661	206,513
Owens Corning	1,499	79,312
Commercial services and supplies 0.9%
Cintas Corp.	2,505	268,711
Copart, Inc. (I)	504	25,422
KAR Auction Services, Inc.	1,833	78,397
Republic Services, Inc.	8,035	411,874
Rollins, Inc.	1,358	38,268
Stericycle, Inc. (I)	1,513	136,579
Tyco International PLC	10,184	464,076
Waste Management, Inc.	8,683	574,120
Construction and engineering 0.2%
AECOM (I)	827	29,350
Fluor Corp.	4,183	223,874
Jacobs Engineering Group, Inc. (I)	2,664	142,577
Electrical equipment 0.7%
Acuity Brands, Inc.	502	131,740
AMETEK, Inc.	5,021	236,138

12SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Eaton Corp. PLC	5,841	$370,378
Emerson Electric Company	7,191	401,977
Hubbell, Inc.	1,012	109,124
Rockwell Automation, Inc.	3,015	344,916
Sensata Technologies Holding NV (I)	2,366	89,719
Industrial conglomerates 1.4%
3M Company	5,682	1,013,442
Carlisle Companies, Inc.	1,180	121,882
General Electric Company	62,662	1,951,295
Roper Technologies, Inc.	1,849	314,996
Machinery 2.4%
Allison Transmission Holdings, Inc.	2,342	67,496
Caterpillar, Inc.	6,023	498,463
Cummins, Inc.	3,172	389,426
Deere & Company	4,837	375,883
Donaldson Company, Inc.	2,996	108,245
Dover Corp.	5,507	393,365
Flowserve Corp.	3,530	168,911
Fortive Corp. (I)	2,518	121,393
Graco, Inc.	317	23,461
IDEX Corp.	1,667	149,680
Illinois Tool Works, Inc.	4,680	540,072
Ingersoll-Rand PLC	6,183	409,686
Lincoln Electric Holdings, Inc.	1,169	72,548
PACCAR, Inc.	7,370	434,609
Parker-Hannifin Corp.	4,510	514,997
Pentair PLC	3,007	191,907
Snap-on, Inc.	1,169	183,732
Stanley Black & Decker, Inc.	3,512	427,410
The Middleby Corp. (I)	670	80,655
The Toro Company	328	30,160
WABCO Holdings, Inc. (I)	992	99,468
Wabtec Corp.	1,342	91,927
Xylem, Inc.	3,017	144,243
Professional services 0.4%
Equifax, Inc.	3,181	421,355
ManpowerGroup, Inc.	2,157	149,696
Nielsen Holdings PLC	1,663	89,569
Robert Half International, Inc.	2,839	103,737
TransUnion (I)	350	11,452
Verisk Analytics, Inc. (I)	2,522	215,076
Road and rail 1.0%
AMERCO	157	62,095
CSX Corp.	18,033	510,875
Hertz Global Holdings, Inc. (I)	2,005	97,603
J.B. Hunt Transport Services, Inc.	2,824	234,759
Kansas City Southern	2,001	192,316
Norfolk Southern Corp.	5,188	465,779
Old Dominion Freight Line, Inc. (I)	1,005	70,008
Union Pacific Corp.	8,683	807,953

SEE NOTES TO FUND'S INVESTMENTS13

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Trading companies and distributors 0.4%
Fastenal Company	5,521	$236,023
HD Supply Holdings, Inc. (I)	2,002	72,452
Herc Holdings, Inc. (I)	668	23,614
MSC Industrial Direct Company, Inc., Class A	313	22,483
United Rentals, Inc. (I)	1,519	121,019
W.W. Grainger, Inc.	1,670	365,480
Watsco, Inc.	163	23,479
Transportation infrastructure 0.0%
Macquarie Infrastructure Corp.	838	64,233
Information technology 18.5%		43,509,127
Communications equipment 1.0%
Arista Networks, Inc. (I)	169	12,045
ARRIS International PLC (I)	1,334	36,338
Brocade Communications Systems, Inc.	4,318	40,157
Cisco Systems, Inc.	44,985	1,373,392
CommScope Holding Company, Inc. (I)	1,805	54,060
EchoStar Corp., Class A (I)	174	6,777
F5 Networks, Inc. (I)	1,331	164,272
Harris Corp.	3,336	288,964
Juniper Networks, Inc.	8,514	193,183
Motorola Solutions, Inc.	3,187	221,114
Palo Alto Networks, Inc. (I)	654	85,602
Electronic equipment, instruments and components 0.9%
Amphenol Corp., Class A	8,188	487,350
Arrow Electronics, Inc. (I)	2,834	188,433
Avnet, Inc.	3,487	143,316
CDW Corp.	2,167	93,029
Corning, Inc.	18,410	409,070
Flextronics International, Ltd. (I)	17,741	224,778
FLIR Systems, Inc.	674	21,959
IPG Photonics Corp. (I)	167	14,076
Keysight Technologies, Inc. (I)	1,671	48,860
TE Connectivity, Ltd.	7,022	423,286
Trimble Navigation, Ltd. (I)	4,346	114,908
Internet software and services 2.4%
Akamai Technologies, Inc. (I)	3,174	160,382
Alphabet, Inc., Class A (I)	3,506	2,774,438
Alphabet, Inc., Class C (I)	235	180,666
CommerceHub, Inc., Series A (I)	162	2,290
CommerceHub, Inc., Series C (I)	325	4,547
CoStar Group, Inc. (I)	334	69,439
eBay, Inc. (I)	18,398	573,282
Facebook, Inc., Class A (I)	7,695	953,718
InterActiveCorp	1,673	96,967
LinkedIn Corp., Class A (I)	503	96,943
MercadoLibre, Inc.	336	51,435
Twitter, Inc. (I)	1,169	19,452
VeriSign, Inc. (I)	2,338	202,494
Yahoo!, Inc. (I)	10,022	382,740

14SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Information technology (continued)
IT services 3.9%
Accenture PLC, Class A	6,502	$733,491
Alliance Data Systems Corp. (I)	1,499	347,198
Amdocs, Ltd.	4,682	273,242
Automatic Data Processing, Inc.	6,020	535,479
Black Knight Financial Services, Inc., Class A (I)	181	7,032
Broadridge Financial Solutions, Inc.	1,690	114,379
Cognizant Technology Solutions Corp., Class A (I)	6,661	382,941
Computer Sciences Corp.	4,529	216,622
CSRA, Inc.	4,509	121,382
Fidelity National Information Services, Inc.	6,691	532,135
First Data Corp., Class A (I)	839	10,404
Fiserv, Inc. (I)	6,689	738,198
FleetCor Technologies, Inc. (I)	1,179	178,831
Gartner, Inc. (I)	1,659	166,315
Genpact, Ltd. (I)	1,669	44,679
Global Payments, Inc.	1,839	137,300
IBM Corp.	7,689	1,235,007
Jack Henry & Associates, Inc.	1,336	119,238
MasterCard, Inc., Class A	9,186	874,875
Paychex, Inc.	6,535	387,395
PayPal Holdings, Inc. (I)	3,179	118,386
Sabre Corp.	1,671	48,710
The Western Union Company	11,826	236,520
Total System Services, Inc.	4,503	229,293
Vantiv, Inc., Class A (I)	1,674	91,685
Visa, Inc., Class A	12,879	1,005,206
Xerox Corp.	24,847	255,924
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	7,178	458,172
Applied Materials, Inc.	19,544	513,812
Broadcom, Ltd.	3,505	567,740
First Solar, Inc. (I)	838	39,118
Intel Corp.	52,957	1,846,081
KLA-Tencor Corp.	4,523	342,436
Lam Research Corp.	3,521	316,080
Linear Technology Corp.	5,505	330,245
Marvell Technology Group, Ltd.	9,503	111,660
Maxim Integrated Products, Inc.	6,331	258,178
Microchip Technology, Inc.	4,509	250,881
Micron Technology, Inc. (I)	15,338	210,744
NVIDIA Corp.	11,190	638,949
Qorvo, Inc. (I)	1,336	84,475
QUALCOMM, Inc.	12,217	764,540
Skyworks Solutions, Inc.	3,494	230,674
Texas Instruments, Inc.	10,527	734,258
Xilinx, Inc.	6,526	333,348
Software 3.8%
Activision Blizzard, Inc.	9,206	369,713
Adobe Systems, Inc. (I)	3,353	328,125
ANSYS, Inc. (I)	1,660	148,338
Autodesk, Inc. (I)	3,840	228,288

SEE NOTES TO FUND'S INVESTMENTS15

Multifactor Large Cap ETF

	Shares	Value
Information technology (continued)
Software (continued)
CA, Inc.	9,358	$324,255
Cadence Design Systems, Inc. (I)	4,341	104,401
CDK Global, Inc.	1,674	96,740
Citrix Systems, Inc. (I)	3,186	283,968
Electronic Arts, Inc. (I)	5,339	407,472
Fortinet, Inc. (I)	1,004	34,829
Intuit, Inc.	3,665	406,778
Microsoft Corp.	60,680	3,439,342
NetSuite, Inc. (I)	321	34,941
Nuance Communications, Inc. (I)	4,831	77,634
Oracle Corp.	30,075	1,234,278
Red Hat, Inc. (I)	3,002	226,021
salesforce.com, Inc. (I)	3,520	287,936
ServiceNow, Inc. (I)	1,169	87,581
Splunk, Inc. (I)	835	52,221
SS&C Technologies Holdings, Inc.	1,676	54,001
Symantec Corp.	17,401	355,502
Synopsys, Inc. (I)	3,177	172,066
The Ultimate Software Group, Inc. (I)	173	36,174
Tyler Technologies, Inc. (I)	167	27,224
VMware, Inc., Class A (I)	832	60,719
Workday, Inc., Class A (I)	668	55,671
Technology hardware, storage and peripherals 3.1%
Apple, Inc.	49,128	5,119,629
EMC Corp.	18,905	534,633
Hewlett Packard Enterprise Company	19,575	411,467
HP, Inc.	19,523	273,517
NetApp, Inc.	5,682	149,721
Seagate Technology PLC	9,686	310,243
Western Digital Corp.	8,181	388,679
Materials 3.9%		9,037,695
Chemicals 2.4%
Air Products & Chemicals, Inc.	2,513	375,492
Albemarle Corp.	1,993	167,751
Ashland, Inc.	1,503	170,200
Axalta Coating Systems, Ltd. (I)	1,514	43,225
Celanese Corp., Series A	3,516	222,985
CF Industries Holdings, Inc.	8,313	205,165
E.I. du Pont de Nemours & Company	8,189	566,433
Eastman Chemical Company	4,189	273,248
Ecolab, Inc.	3,174	375,738
FMC Corp.	3,340	158,784
Ingevity Corp. (I)	342	13,088
International Flavors & Fragrances, Inc.	1,850	246,513
LyondellBasell Industries NV, Class A	3,838	288,848
Monsanto Company	3,840	409,997
NewMarket Corp.	165	70,610
PPG Industries, Inc.	3,176	332,559
Praxair, Inc.	3,006	350,319
RPM International, Inc.	2,505	135,921

16SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Materials (continued)
Chemicals (continued)
The Dow Chemical Company	9,182	$492,798
The Mosaic Company	3,525	95,175
The Scotts Miracle-Gro Company, Class A	173	12,759
The Sherwin-Williams Company	1,236	370,466
The Valspar Corp.	1,680	178,870
W.R. Grace & Company	1,163	87,074
Westlake Chemical Corp.	668	30,554
Construction materials 0.2%
Martin Marietta Materials, Inc.	1,167	236,493
Vulcan Materials Company	2,681	332,390
Containers and packaging 0.7%
AptarGroup, Inc.	330	25,799
Avery Dennison Corp.	839	65,350
Ball Corp.	3,855	272,433
Bemis Company, Inc.	502	25,622
Crown Holdings, Inc. (I)	2,839	150,382
Graphic Packaging Holding Company	2,155	29,394
International Paper Company	10,688	489,617
Packaging Corp. of America	1,852	138,326
Sealed Air Corp.	3,997	188,578
Sonoco Products Company	663	33,767
WestRock Company	2,349	100,796
Metals and mining 0.6%
Alcoa, Inc.	18,670	198,275
Freeport-McMoRan, Inc.	10,409	134,901
Newmont Mining Corp.	6,345	279,180
Nucor Corp.	7,012	376,124
Reliance Steel & Aluminum Company	1,670	130,995
Southern Copper Corp.	3,195	83,038
Steel Dynamics, Inc.	2,672	71,663
Telecommunication services 1.9%		4,458,632
Diversified telecommunication services 1.8%
AT&T, Inc.	43,624	1,888,483
CenturyLink, Inc.	9,205	289,405
Frontier Communications Corp.	18,922	98,394
Level 3 Communications, Inc. (I)	3,328	168,397
SBA Communications Corp., Class A (I)	2,182	250,930
Verizon Communications, Inc.	28,074	1,555,580
Zayo Group Holdings, Inc. (I)	664	18,791
Wireless telecommunication services 0.1%
Sprint Corp. (I)	2,823	17,333
T-Mobile US, Inc. (I)	3,697	171,319
Utilities 4.9%		11,413,912
Electric utilities 2.7%
Alliant Energy Corp.	5,710	229,828
American Electric Power Company, Inc.	8,028	556,340
Duke Energy Corp.	4,848	414,940
Edison International	7,173	555,047
Entergy Corp.	5,510	448,459

SEE NOTES TO FUND'S INVESTMENTS17

Multifactor Large Cap ETF

			Shares	Value
Utilities (continued)
Electric utilities (continued)
	Eversource Energy		5,840	$341,582
	Exelon Corp.		11,052	412,019
	FirstEnergy Corp.		9,048	315,956
	Great Plains Energy, Inc.		829	24,688
	ITC Holdings Corp.		2,841	131,396
	NextEra Energy, Inc.		4,351	558,190
	OGE Energy Corp.		4,844	155,831
	PG&E Corp.		7,525	481,149
	Pinnacle West Capital Corp.		3,010	237,399
	PPL Corp.		10,671	402,403
	The Southern Company		8,011	428,589
	Westar Energy, Inc.		2,658	147,705
	Xcel Energy, Inc.		13,020	572,620
Gas utilities 0.2%
	Atmos Energy Corp.		1,682	134,207
	National Fuel Gas Company		1,503	84,935
	UGI Corp.		4,155	188,055
Independent power and renewable electricity producers 0.2%
	AES Corp.		18,917	233,625
	Calpine Corp. (I)		6,507	89,406
Multi-utilities 1.7%
	Ameren Corp.		6,366	333,833
	CenterPoint Energy, Inc.		11,188	267,617
	CMS Energy Corp.		6,160	278,309
	Consolidated Edison, Inc.		6,186	495,375
	Dominion Resources, Inc.		5,357	417,953
	DTE Energy Company		4,354	424,602
	NiSource, Inc.		11,672	299,504
	Public Service Enterprise Group, Inc.		13,210	607,792
	SCANA Corp.		3,021	226,394
	Sempra Energy		2,672	298,943
	WEC Energy Group, Inc.		5,030	326,497
Water utilities 0.1%
	American Water Works Company, Inc.		3,335	275,404
	Aqua America, Inc.		500	17,320
	Yield (%)		Shares	Value
Short-term investments 0.0%				$17,786
(Cost $17,786)
Money market funds 0.0%				17,786
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	17,786	17,786
Total investments (Cost $231,690,891)† 100.0%				$234,681,144
Other assets and liabilities, net 0.0%				$62,503
Total net assets 100.0%				$234,743,647

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $231,694,274. Net unrealized appreciation aggregated to $2,986,870, of which $4,159,534 related to appreciated investment securities and $1,172,664 related to depreciated investment securities.

18SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	850Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Large Cap ETF.		9/16

John Hancock

Multifactor Utilities ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Utilities ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$5,348,040
(Cost $4,986,502)
Energy 1.5%		80,801
Oil, gas and consumable fuels 1.5%
ONEOK, Inc.	1,804	80,801
Utilities 98.4%		5,267,239
Electric utilities 50.7%
Alliant Energy Corp.	2,304	92,736
American Electric Power Company, Inc.	3,260	225,918
Duke Energy Corp.	2,171	185,816
Edison International	2,205	170,623
Entergy Corp.	1,691	137,630
Eversource Energy	3,192	186,700
Exelon Corp.	7,504	279,749
FirstEnergy Corp.	6,191	216,190
Great Plains Energy, Inc.	1,524	45,385
IDACORP, Inc.	364	29,429
ITC Holdings Corp.	1,396	64,565
NextEra Energy, Inc.	1,501	192,563
PG&E Corp.	2,568	164,198
Pinnacle West Capital Corp.	1,159	91,410
Portland General Electric Company	728	31,792
PPL Corp.	3,305	124,632
The Southern Company	2,652	141,882
Westar Energy, Inc.	1,628	90,468
Xcel Energy, Inc.	5,479	240,965
Gas utilities 6.0%
Atmos Energy Corp.	1,004	80,109
National Fuel Gas Company	576	32,550
New Jersey Resources Corp.	416	15,492
ONE Gas, Inc.	484	31,441
Southwest Gas Corp.	420	32,550
Spire, Inc.	344	23,874
UGI Corp.	1,724	78,028
WGL Holdings, Inc.	388	27,467
Independent power and renewable electricity producers 3.1%
AES Corp.	6,532	80,670
Calpine Corp. (I)	3,180	43,693
NRG Energy, Inc.	2,924	40,468
Multi-utilities 35.5%
Ameren Corp.	3,213	168,490
Black Hills Corp.	296	18,663
CenterPoint Energy, Inc.	6,018	143,951
CMS Energy Corp.	2,588	116,926
Consolidated Edison, Inc.	3,797	304,064
Dominion Resources, Inc.	2,236	174,453
DTE Energy Company	1,360	132,627
NiSource, Inc.	4,186	107,413
NorthWestern Corp.	280	17,007
Public Service Enterprise Group, Inc.	6,226	286,458
SCANA Corp.	1,544	115,707

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Utilities ETF

			Shares	Value
Utilities (continued)
Multi-utilities (continued)
Sempra Energy			1,016	$113,670
Vectren Corp.			940	48,626
WEC Energy Group, Inc.			2,357	152,993
Water utilities 3.1%
American Water Works Company, Inc.			1,575	130,064
Aqua America, Inc.			1,072	37,134
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $8,374)
Money market funds 0.2%				$8,374
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	8,374	8,374
Total investments (Cost $4,994,876)† 100.1%				$5,356,414
Other assets and liabilities, net (0.1%)				($4,541)
Total net assets 100.0%				$5,351,873

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $4,994,876. Net unrealized appreciation aggregated to $361,538, of which $372,317 related to appreciated investment securities and $10,779 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	860Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Utilities ETF.		9/16

John Hancock

Multifactor Materials ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Materials ETF

As of 7-31-16 (unaudited)
			Shares	Value
Common stocks 100.0%				$5,468,601
(Cost $5,027,550)
Materials 100.0%				5,468,601
Chemicals 68.5%
	Air Products & Chemicals, Inc.		1,697	253,566
	Albemarle Corp.		1,766	148,644
	Ashland, Inc.		973	110,183
	Axalta Coating Systems, Ltd. (I)		2,683	76,600
	Celanese Corp., Series A		2,092	132,675
	CF Industries Holdings, Inc.		4,780	117,970
	E.I. du Pont de Nemours & Company		4,504	311,542
	Eastman Chemical Company		2,526	164,771
	Ecolab, Inc.		1,866	220,897
	FMC Corp.		1,815	86,285
	Huntsman Corp.		3,780	58,439
	International Flavors & Fragrances, Inc.		954	127,121
	LyondellBasell Industries NV, Class A		3,705	278,837
	Monsanto Company		2,997	319,990
	NewMarket Corp.		148	63,335
	PolyOne Corp.		2,734	95,881
	PPG Industries, Inc.		2,169	227,116
	Praxair, Inc.		2,126	247,764
	RPM International, Inc.		1,789	97,071
	The Dow Chemical Company		6,041	324,220
	The Mosaic Company		4,599	124,173
	The Scotts Miracle-Gro Company, Class A		680	50,150
	W.R. Grace & Company		1,029	77,041
	Westlake Chemical Corp.		697	31,881
Containers and packaging 8.2%
	Avery Dennison Corp.		1,376	107,177
	International Paper Company		7,385	338,307
Metals and mining 23.3%
	Alcoa, Inc.		19,862	210,934
	Freeport-McMoRan, Inc.		11,079	143,584
	Newmont Mining Corp.		7,835	344,740
	Nucor Corp.		4,680	251,035
	Reliance Steel & Aluminum Company		1,102	86,441
	Royal Gold, Inc.		973	82,257
	Southern Copper Corp.		2,483	64,533
	Steel Dynamics, Inc.		3,484	93,441
	Yield (%)		Shares	Value
Short-term investments 0.0%
(Cost $2,148)
Money market funds 0.0%				$2,148
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	2,148	2,148
Total investments (Cost $5,029,698)† 100.0%				$5,470,749
Other assets and liabilities, net 0.0%				$149
Total net assets 100.0%				$5,470,898

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Materials ETF

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $5,029,698. Net unrealized appreciation aggregated to $441,051, of which $555,402 related to appreciated investment securities and $114,351 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	880Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Materials ETF.		9/16

John Hancock

Multifactor Energy ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Energy ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$5,342,023
(Cost $4,968,423)
Energy 97.3%		5,201,286
Energy equipment and services 19.6%
Baker Hughes, Inc.	3,585	171,471
Core Laboratories NV	304	35,510
Diamond Offshore Drilling, Inc.	644	14,632
FMC Technologies, Inc. (I)	1,989	50,481
Halliburton Company	2,779	121,331
Helmerich & Payne, Inc.	1,440	89,237
National Oilwell Varco, Inc.	3,178	102,808
Oceaneering International, Inc.	944	26,319
Patterson-UTI Energy, Inc.	460	8,919
RPC, Inc. (I)	439	6,361
Schlumberger, Ltd.	4,184	336,896
Transocean, Ltd.	4,116	45,235
Weatherford International PLC (I)	6,648	37,761
Oil, gas and consumable fuels 77.7%
Anadarko Petroleum Corp.	1,732	94,446
Antero Resources Corp. (I)	1,860	48,713
Apache Corp.	2,822	148,155
Cabot Oil & Gas Corp.	4,109	101,369
Cheniere Energy Partners LP Holdings LLC	229	4,637
Cheniere Energy, Inc. (I)	996	41,663
Chevron Corp.	3,276	335,724
Cimarex Energy Company	472	56,649
Concho Resources, Inc. (I)	1,206	149,785
ConocoPhillips	5,330	217,571
Continental Resources, Inc. (I)	621	27,355
Devon Energy Corp.	3,472	132,908
Diamondback Energy, Inc. (I)	320	28,093
Energen Corp.	158	7,486
EOG Resources, Inc.	2,283	186,521
EQT Corp.	2,325	169,400
Exxon Mobil Corp.	3,412	303,497
Hess Corp.	2,325	124,736
HollyFrontier Corp.	2,331	59,254
Kinder Morgan, Inc.	4,632	94,169
Marathon Oil Corp.	6,216	84,786
Marathon Petroleum Corp.	7,916	311,811
Murphy Oil Corp.	1,580	43,339
Newfield Exploration Company (I)	1,028	44,512
Noble Energy, Inc.	4,034	144,094
Occidental Petroleum Corp.	1,431	106,939
Parsley Energy, Inc., Class A (I)	960	27,370
PBF Energy, Inc., Class A	816	18,229
Phillips 66	2,880	219,053
Pioneer Natural Resources Company	909	147,776
QEP Resources, Inc.	599	10,902
Range Resources Corp.	1,404	56,595
Spectra Energy Corp.	6,113	219,885
Targa Resources Corp.	464	17,289

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Energy ETF

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	Tesoro Corp.		1,614	$122,907
	The Williams Companies, Inc.		3,097	74,235
	Valero Energy Corp.		3,299	172,472
Information technology 0.8%				40,367
Semiconductors and semiconductor equipment 0.8%
	First Solar, Inc. (I)		772	36,037
	SunPower Corp. (I)		297	4,330
Utilities 1.9%				100,370
Electric utilities 1.9%
	OGE Energy Corp.		3,120	100,370
	Yield (%)		Shares	Value
Short-term investments 0.1%
(Cost $7,181)
Money market funds 0.1%				$7,181
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	7,181	7,181
Total investments (Cost $4,975,604)† 100.1%				$5,349,204
Other assets and liabilities, net (0.1%)				($4,280)
Total net assets 100.0%				$5,344,924

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $4,975,626. Net unrealized appreciation aggregated to $373,578, of which $538,227 related to appreciated investment securities and $164,649 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	900Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Energy ETF.		9/16

John Hancock

Multifactor Consumer Staples ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Consumer Staples ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$5,310,971
(Cost $5,031,851)
Consumer staples 99.9%		5,310,971
Beverages 20.6%
Brown-Forman Corp., Class A	242	25,570
Brown-Forman Corp., Class B	541	53,121
Constellation Brands, Inc., Class A	531	87,419
Dr. Pepper Snapple Group, Inc.	1,355	133,481
Molson Coors Brewing Company, Class B	1,048	107,064
Monster Beverage Corp. (I)	347	55,739
PepsiCo, Inc.	3,040	331,119
The Coca-Cola Company	6,870	299,738
Food and staples retailing 22.7%
Casey's General Stores, Inc.	324	43,267
Costco Wholesale Corp.	999	167,053
CVS Health Corp.	2,582	239,403
Rite Aid Corp. (I)	5,902	41,314
Sprouts Farmers Market, Inc. (I)	350	8,096
Sysco Corp.	2,001	103,632
The Kroger Company	3,954	135,187
Wal-Mart Stores, Inc.	3,726	271,886
Walgreens Boots Alliance, Inc.	1,688	133,774
Whole Foods Market, Inc.	2,016	61,448
Food products 30.0%
Archer-Daniels-Midland Company	1,764	79,521
Blue Buffalo Pet Products, Inc. (I)	318	8,166
Bunge, Ltd.	938	61,758
Campbell Soup Company	1,198	74,599
ConAgra Foods, Inc.	1,976	92,398
Flowers Foods, Inc.	1,207	22,197
General Mills, Inc.	2,164	155,570
Hormel Foods Corp.	1,932	72,160
Ingredion, Inc.	496	66,087
Kellogg Company	840	69,476
Lancaster Colony Corp.	140	18,194
McCormick & Company, Inc.	641	65,542
Mead Johnson Nutrition Company	912	81,350
Mondelez International, Inc., Class A	3,035	133,479
Pilgrim's Pride Corp.	440	10,230
Pinnacle Foods, Inc.	896	44,988
Post Holdings, Inc. (I)	361	31,288
Seaboard Corp. (I)	2	5,860
The Hain Celestial Group, Inc. (I)	508	26,817
The Hershey Company	867	96,029
The J.M. Smucker Company	672	103,596
The Kraft Heinz Company	1,165	100,644
The WhiteWave Foods Company (I)	903	50,107
TreeHouse Foods, Inc. (I)	328	33,846
Tyson Foods, Inc., Class A	1,236	90,970
Household products 13.1%
Church & Dwight Company, Inc.	806	79,181
Colgate-Palmolive Company	1,419	105,616

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Staples ETF

			Shares	Value
Consumer staples (continued)
Household products (continued)
	Kimberly-Clark Corp.		576	$74,621
	Spectrum Brands Holdings, Inc.		159	20,474
	The Clorox Company		752	98,565
	The Procter & Gamble Company		3,738	319,935
Personal products 2.4%
	Coty, Inc., Class A		310	8,330
	Edgewell Personal Care Company (I)		384	32,490
	Herbalife, Ltd. (I)		365	24,824
	The Estee Lauder Companies, Inc., Class A		676	62,800
Tobacco 11.1%
	Altria Group, Inc.		3,881	262,744
	Philip Morris International, Inc.		2,378	238,418
	Reynolds American, Inc.		1,622	81,197
	Vector Group, Ltd.		389	8,593
	Yield (%)		Shares	Value
Short-term investments 0.1%
(Cost $3,704)
Money market funds 0.1%				$3,704
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	3,704	3,704
Total investments (Cost $5,035,555)† 100.0%				$5,314,675
Other assets and liabilities, net 0.0%				($1,655)
Total net assets 100.0%				$5,313,020

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $5,035,555. Net unrealized appreciation aggregated to $279,120, of which $359,482 related to appreciated investment securities and $80,362 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	920Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Consumer Staples ETF.		9/16

John Hancock

Multifactor Industrials ETF

Quarterly portfolio holdings 7/31/16

Fund's investmentsMultifactor Industrials ETF

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$5,294,277
(Cost $4,999,138)
Energy 0.1%		5,998
Oil, gas and consumable fuels 0.1%
World Fuel Services Corp.	126	5,998
Health care 2.8%		147,675
Health care equipment and supplies 0.9%
Danaher Corp.	559	45,525
Life sciences tools and services 1.9%
Agilent Technologies, Inc.	931	44,790
Mettler-Toledo International, Inc. (I)	88	36,186
PerkinElmer, Inc.	372	21,174
Industrials 71.6%		3,794,841
Aerospace and defense 14.5%
B/E Aerospace, Inc.	352	16,838
BWX Technologies, Inc.	128	4,712
Curtiss-Wright Corp.	85	7,564
General Dynamics Corp.	305	44,801
HEICO Corp.	48	3,336
HEICO Corp., Class A	84	4,844
Hexcel Corp.	272	11,742
Honeywell International, Inc.	660	76,778
Huntington Ingalls Industries, Inc.	158	27,268
L-3 Communications Holdings, Inc.	239	36,240
Lockheed Martin Corp.	260	65,710
Northrop Grumman Corp.	293	63,473
Orbital ATK, Inc.	200	17,424
Raytheon Company	492	68,649
Rockwell Collins, Inc.	436	36,894
Spirit AeroSystems Holdings, Inc., Class A (I)	449	19,478
Teledyne Technologies, Inc. (I)	100	10,500
Textron, Inc.	887	34,593
The Boeing Company	608	81,265
TransDigm Group, Inc. (I)	129	36,058
United Technologies Corp.	910	97,962
Air freight and logistics 3.9%
C.H. Robinson Worldwide, Inc.	458	31,886
Expeditors International of Washington, Inc.	540	26,692
FedEx Corp.	411	66,541
United Parcel Service, Inc., Class B	694	75,021
XPO Logistics, Inc. (I)	148	4,384
Airlines 5.0%
Alaska Air Group, Inc.	494	33,207
Allegiant Travel Company	20	2,595
American Airlines Group, Inc.	804	28,542
Delta Air Lines, Inc.	1,496	57,970
JetBlue Airways Corp. (I)	1,102	20,200
Southwest Airlines Company	1,228	45,448
Spirit Airlines, Inc. (I)	156	6,669
United Continental Holdings, Inc. (I)	1,524	71,460

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Industrials ETF

	Shares	Value
Industrials (continued)
Building products 2.5%
Allegion PLC	248	$17,953
AO Smith Corp.	200	18,578
Fortune Brands Home & Security, Inc.	400	25,308
Lennox International, Inc.	116	18,189
Masco Corp.	708	25,828
Owens Corning	352	18,624
USG Corp. (I)	224	6,308
Commercial services and supplies 4.9%
Cintas Corp.	273	29,285
Copart, Inc. (I)	384	19,369
KAR Auction Services, Inc.	436	18,648
R.R. Donnelley & Sons Company	572	10,250
Republic Services, Inc.	892	45,724
Rollins, Inc.	288	8,116
Stericycle, Inc. (I)	226	20,401
Tyco International PLC	1,184	53,955
Waste Management, Inc.	843	55,739
Construction and engineering 1.7%
AECOM (I)	408	14,480
Chicago Bridge & Iron Company NV	288	9,737
Fluor Corp.	508	27,188
Jacobs Engineering Group, Inc. (I)	376	20,124
Quanta Services, Inc. (I)	588	15,053
Valmont Industries, Inc.	12	1,571
Electrical equipment 4.4%
Acuity Brands, Inc.	96	25,193
AMETEK, Inc.	668	31,416
Eaton Corp. PLC	757	48,001
Emerson Electric Company	1,003	56,068
Hubbell, Inc.	107	11,538
Rockwell Automation, Inc.	404	46,218
Sensata Technologies Holding NV (I)	404	15,320
Industrial conglomerates 7.7%
3M Company	602	107,373
Carlisle Companies, Inc.	236	24,376
General Electric Company	7,497	233,457
Roper Technologies, Inc.	267	45,486
Machinery 15.7%
AGCO Corp.	312	15,026
Allison Transmission Holdings, Inc.	476	13,718
Caterpillar, Inc.	936	77,463
Colfax Corp. (I)	184	5,402
Crane Company	37	2,305
Cummins, Inc.	429	52,668
Deere & Company	560	43,518
Donaldson Company, Inc.	456	16,475
Dover Corp.	572	40,858
Flowserve Corp.	468	22,394
Fortive Corp. (I)	279	13,451
Graco, Inc.	212	15,690

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Industrials ETF

	Shares	Value
Industrials (continued)
Machinery (continued)
IDEX Corp.	240	$21,550
Illinois Tool Works, Inc.	494	57,008
Ingersoll-Rand PLC	776	51,418
ITT, Inc.	304	9,640
Lincoln Electric Holdings, Inc.	216	13,405
Nordson Corp.	161	14,215
PACCAR, Inc.	1,250	73,713
Parker-Hannifin Corp.	456	52,071
Pentair PLC	540	34,463
Snap-on, Inc.	184	28,919
Stanley Black & Decker, Inc.	496	60,363
The Middleby Corp. (I)	124	14,927
The Toro Company	152	13,976
WABCO Holdings, Inc. (I)	172	17,246
Wabtec Corp.	276	18,906
Woodward, Inc.	100	5,854
Xylem, Inc.	528	25,244
Marine 0.2%
Kirby Corp. (I)	176	9,590
Professional services 2.4%
ManpowerGroup, Inc.	260	18,044
Nielsen Holdings PLC	755	40,664
Robert Half International, Inc.	387	14,141
The Dun & Bradstreet Corp.	116	14,993
TransUnion (I)	80	2,618
Verisk Analytics, Inc. (I)	428	36,500
Road and rail 5.8%
AMERCO	24	9,492
CSX Corp.	1,818	51,504
Genesee & Wyoming, Inc., Class A (I)	148	9,583
Hertz Global Holdings, Inc. (I)	317	15,432
J.B. Hunt Transport Services, Inc.	300	24,939
Kansas City Southern	284	27,295
Norfolk Southern Corp.	540	48,481
Old Dominion Freight Line, Inc. (I)	200	13,932
Ryder System, Inc.	244	16,080
Union Pacific Corp.	973	90,538
Trading companies and distributors 2.7%
Air Lease Corp.	288	8,297
Fastenal Company	780	33,345
HD Supply Holdings, Inc. (I)	396	14,331
Herc Holdings, Inc. (I)	105	3,712
MSC Industrial Direct Company, Inc., Class A	160	11,493
United Rentals, Inc. (I)	320	25,494
W.W. Grainger, Inc.	180	39,393
Watsco, Inc.	68	9,795
Transportation infrastructure 0.2%
Macquarie Infrastructure Corp.	152	11,651

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Industrials ETF

	Shares	Value
Information technology 18.1%		$961,437
Electronic equipment, instruments and components 5.4%
Amphenol Corp., Class A	894	53,211
Arrow Electronics, Inc. (I)	380	25,266
Avnet, Inc.	480	19,728
Cognex Corp.	120	5,420
FEI Company	68	7,237
Flextronics International, Ltd. (I)	2,212	28,021
FLIR Systems, Inc.	420	13,684
IPG Photonics Corp. (I)	88	7,418
Jabil Circuit, Inc.	756	15,385
Keysight Technologies, Inc. (I)	424	12,398
National Instruments Corp.	264	7,572
TE Connectivity, Ltd.	1,136	68,478
Trimble Navigation, Ltd. (I)	620	16,393
Zebra Technologies Corp., Class A (I)	108	5,725
Internet software and services 0.6%
CoStar Group, Inc. (I)	60	12,474
LinkedIn Corp., Class A (I)	100	19,273
IT services 12.1%
Accenture PLC, Class A	620	69,942
Alliance Data Systems Corp. (I)	172	39,839
Automatic Data Processing, Inc.	592	52,658
Booz Allen Hamilton Holding Corp.	280	8,646
Broadridge Financial Solutions, Inc.	415	28,087
CoreLogic, Inc. (I)	176	7,089
Euronet Worldwide, Inc. (I)	100	7,626
Fidelity National Information Services, Inc.	986	78,417
First Data Corp., Class A (I)	264	3,274
Fiserv, Inc. (I)	698	77,031
FleetCor Technologies, Inc. (I)	216	32,763
Genpact, Ltd. (I)	568	15,205
Global Payments, Inc.	388	28,968
Jack Henry & Associates, Inc.	272	24,276
MAXIMUS, Inc.	140	8,249
Paychex, Inc.	899	53,293
PayPal Holdings, Inc. (I)	732	27,260
Total System Services, Inc.	532	27,089
Vantiv, Inc., Class A (I)	412	22,565
Xerox Corp.	3,056	31,477
Materials 7.0%		370,281
Chemicals 1.2%
Ingevity Corp. (I)	97	3,712
The Sherwin-Williams Company	124	37,167
The Valspar Corp.	232	24,701
Construction materials 1.7%
Eagle Materials, Inc.	112	9,402
Martin Marietta Materials, Inc.	168	34,045
Vulcan Materials Company	360	44,633
Containers and packaging 4.1%
AptarGroup, Inc.	220	17,200
Ball Corp.	422	29,823

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Industrials ETF

			Shares	Value
Materials (continued)
Containers and packaging (continued)
	Bemis Company, Inc.		376	$19,191
	Berry Plastics Group, Inc. (I)		232	9,512
	Crown Holdings, Inc. (I)		392	20,764
	Graphic Packaging Holding Company		1,176	16,041
	Packaging Corp. of America		356	26,590
	Sealed Air Corp.		532	25,100
	Silgan Holdings, Inc.		104	5,156
	Sonoco Products Company		412	20,983
	WestRock Company		612	26,261
Utilities 0.3%				14,045
Multi-utilities 0.3%
	MDU Resources Group, Inc.		584	14,045
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $8,005)
Money market funds 0.2%				$8,005
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	8,005	8,005
Total investments (Cost $5,007,143)† 100.1%				$5,302,282
Other assets and liabilities, net (0.1%)				($5,093)
Total net assets 100.0%				$5,297,189

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $5,007,143. Net unrealized appreciation aggregated to $295,139, of which $401,466 related to appreciated investment securities and $106,327 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	940Q1	07/16
This report is for the information of the shareholders of John Hancock Multifactor Industrials ETF.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date: September 16, 2016

By:

/s/ Charles A. Rizzo

__________________________

Charles A. Rizzo

Chief Financial Officer

Date: September 16, 2016